As Filed with the
Commission on July 31, 1997
Registration No. 2-80805
SEC File No. 811-3615

                   Securities and Exchange Commission
                          Washington, D.C.

                             Form N-1A

Registration Statement Under the Securities Act of 1933    X

     Pre-Effective Amendment No.

     Post-Effective Amendment No.   19                     X

Registration Statement Under the Investment Company Act
of 1940                                                    X

     Amendment No. 22

                         Mosaic Equity Trust
          (Exact Name of Registrant as Specified in Charter)

           1655 Fort Myer Drive, Arlington, Virginia  22209

            Registrant's Telephone Number:  (703) 528-3600

                W. Richard Mason, Secretary
                        Mosaic Equity Trust
                      1655 Fort Myer Drive
                   Arlington, Virginia  22209
               (Name and Address of Agent for Service)

 Copies to:
                    John Rashke, Esquire
                   DeWitt Ross & Stevens, LC
                   8000 Excelsior Drive
                   Madison, Wisconsin 53717

                    David Leahy, Esquire
                   Sullivan & Worcester, LLP
               1025 Connecticut Avenue, N.W.
                 Washington, D.C.  20036

Approximate Date of Proposed Public Offering
  It is proposed that this filing will become effective:
     __X__ immediately upon filing pursuant to Rule 485(b)
     _____ on ________________ pursuant to Rule 485(b)
     _____ 60 days after filing pursuant to Rule 485(a)(1)
     _____ on ________________ pursuant to Rule 485(a)(1)
     _____ 75 days after filing pursuant to Rule 485(a)(2)
     _____ on ________________ pursuant to Rule 485(a)(2)

     The Registrant has registered an indefinite number of its shares pursuant to Rule 24f-2 under the Investment
Company Act of 1940.  The Registrant's Notice under Rule
24f-2 for the fiscal year ended March 31, 1997 was filed on May 28, 1997.

Cross-Reference Sheet

Form N1-A

Part A, Information Required in a Prospectus

Item 1       Inside cover Page
Item 2       Expense Summary
Item 3       Financial Highlights
Item 4       Inside cover, About Mosaic Equity Trust,
             Investment Objective, Investment
             Policies, Specialized Investment Techniques,
             Investment Risks
Item 5       Management of the Trust
Item 5A      Incorporated by reference in the
             Registrant's annual report
Item 6       The Trust and Its Shares, Dividends,
             Performance Information, Taxes
             (including Federal Tax Considerations
             and State Tax Considerations), Net
             Asset Value, How to Purchase Shares and
             How to Redeem Shares) and rear cover page
Item 7       How to Purchase Shares
Item 8       How to Redeem Shares
             (Additional Charges and Closing An Account)
Item 9       Not applicable

Part A applicable to the Trust's other portfolios, effective June 13, 1997, was previously filed and is incorporated herein by reference.

Part B, Items Required in a Statement of
Additional Information

Item 10      Cover page
Item 11      Table of Contents (Cover page)
Item 12      Introductory Information
Item 13      Supplemental Investment Policies,
             Investment Limitations
Item 14      The Investment Advisor, Trustees and
             Officers
Item 15      Organization of the Trust, Trustees and
             Officers
Item 16      The Investment Advisor, Administrative
             and Other Expenses, Custodians and
             Special Custodians,
Item 17      Portfolio Transactions
Item 18      Organization of the Trust
Item 19      Share Purchases, Share Redemptions,
             Declaration of Dividends, Determination
             of Net Asset Value
Item 20      Additional Tax Matters
Item 21      Not applicable
Item 22      Yield and Total Return Calculations
Item 23      Annual and Semi-Annual Reports are
             incorporated by reference and discussed
             in Financial Statements and Independent
             Auditors' Report, Legal Matters & Inde-
             pendent Auditors, Additional Information

Part C, Other Information

Items 24 through 32 follow Part B

Prospectus/July 31, 1997
1655 Fort Myer Drive, Arlington, Virginia 22209-3108



	Mosaic Equity Trust
	Worldwide Growth Fund


Mosaic Equity Trust Worldwide Growth Fund (the "Fund") is a diversified mutual fund whose goal is to obtain capital appreciation for its investors. It invests primarily in foreign equity securities, emphasizing companies that are likely to benefit from the growth of the world's smaller and emerging capital markets.

This strategy reflects a belief that the world's smaller and emerging markets offer significant investment opportunities and may benefit from higher national growth rates than markets in the more developed countries. Investors are cautioned, however, that these smaller and emerging markets involve risks in addition to those normally associated with foreign stock investments. These risks are discussed further in this prospectus.

Features

No commissions or sales charges
$5,000 minimum initial investment
No "12b-1" fees
Free exchanges with other Mosaic mutual funds
Purchases and redemptions by mail or by wire
Telephone exchanges and redemptions

This prospectus is intended to be a concise statement of information investors should know before investing. After reading the prospectus, it should be retained for future reference. A paper copy of the prospectus is available to investors who received an electronic prospectus without charge by calling or writing the Trust.

A Statement of Additional Information concerning the Trust, bearing the same date as this prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available without charge by calling or writing the Trust.

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


BANKERS FINANCE ADVISORS, LLC
Investment Advisor

	TABLE OF CONTENTS

	About Mosaic Equity Trust		2
	Expense Summary                     3
	Financial Highlights                3
	Investment Objective                4
	Investment Policies                 4
	Specialized Investment Techniques   4
	Investment Risks                    4
	Management of the Trust             5
	The Trust and its Shares            6
	Dividends                           6
	Performance Informations            6
	Taxes                               6
	Net Asset Value                     6
	Shareholder Account Transactions    7
	How to Open a New Account           7
	How to Purchase Additional Shares   8
	How to Redeem Shares                8
	Other Fees and Services             9

CUSTODIAN

	Star Bank, N.A.
	Cincinnati, OH 45202

INDEPENDENT AUDITORS

	Ernst & Young LLP

TELEPHONE NUMBERS

	Shareholder Services
		Washington, DC area:	703-528-6500
		Toll-free Nationwide:	888-670-3600

	Mosaic Tiles (24-hour automated information)
		Toll-free Nationwide:	800-336-3063

About Mosaic Equity Trust

Mosaic Equity Trust (the "Trust") is a diversified, open-end management investment company, commonly known as a mutual fund. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust is managed by Bankers Finance Advisors, LLC (the "Advisor") of the same address as the Trust. Only shares in the Trust's Worldwide Growth Fund (the "Fund") are offered by means of this prospectus. The Trust may offer additional funds which are managed independently. Currently there are three such additional funds offered by a separate prospectus: the Investors Fund, the Balanced Fund, and the Mid-Cap Growth Fund.

Expense Summary

Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases   None
Maximum Sales Load Imposed
    on Reinvested Dividends               None
Deferred Sales Load                       None
Redemption Fee                            None
Exchange Fee                              None

Annual Fund Operating Expenses After Expense
	Reimbursements (as a percentage of average net assets)
Management Fees                           0.50%
12b-1 Fee                                 None
Other Expenses                            2.00%

    Total Fund Operating Expenses         2.50%
Example 	 1 year	3 years	5 years	10 years
You would pay the following expenses on a $1,000 investment, assuming
(1) a five percent annual return and (2) redemption at the end of each
period:      $25         $78         $133         $283

The purpose of this table is to assist investors in understanding the various costs and expenses that an investor will bear directly and indirectly. For a detailed discussion of the Fund's fees and expenses, see "Management of the Trust."

The hypothetical example shown above is based on the expense levels listed under the caption "Annual Fund Operating Expenses" and is intended to provide an understanding of the level of expenses that might be incurred in the future. The five percent return used in the example is arbitrary and is for illustrative purposes only; it should not be considered representative of the Trust's past or future performance, nor should the expenses in the example be considered representative of future expenses, which may actually be greater or less than those shown. Additional fees and transaction charges described elsewhere in this prospectus, if applicable, will increase the level of expenses that can be incurred (fees for certain wire transfers, stop payments on checks, bounced investment checks, and retirement plans are described on pages 7-9).

For the year ending March 31, 1997, the Advisor waived a portion of its management fees of 1.00%. Had it not done so, the total fund operating expenses would have been 3.00%.



Financial Highlights

The financial highlights data for a share outstanding and other performance information for the fiscal years ending March 31, 1997, 1996, and 1995 and for the period beginning on the fund's inception on April 16, 1993 through March 31, 1994 appearing below is derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report appears in the Annual Report to Shareholders. This report is incorporated by reference in the Statement of Additional Information and is available by calling or writing the Trust.

                          Year ended      Year ended      Year ended      Period ended*
                          Mar. 31, 1997#  March 31, 1996  March 31, 1995  March 31, 1994
Net asset value beginning
  of period                    $ 9.862       $ 8.501       $12.511       $10.000

Net investment income (loss)     0.012         0.044         0.022        (0.035)

Net realized and unrealized
  gains (losses) on securities   1.094         1.387        (2.491)        2.546

Total from investment
  operations                     1.106         1.431        (2.469)        2.511

Distributions from net
  investment income                --         (0.070)       (0.025)          --

Distributions from capital
  gains                            --            --         (1.516)          --

Total distributions                --         (0.070)       (1.541)          --

Net asset value end of
  period                       $10.968         9.862        $8.501        12.511

Total return                    11.21%         16.88%       (22.20)%      26.19%2

Net assets at end of
  period (thousands)            2,582          3,116          3,319        3,526

Expenses to average net assets  2.50%           2.38%         2.05%        1.81%2

Net income to average net
  assets                        0.10%           0.43%         0.21%       (0.48)%2

Portfolio turnover                47%             78%           65%          83%

Average commission paid rate5 $0.0035


* For the period from April 16, 1993 (inception) to March 31, 1994.
2 Annualized.
3 Had the Advisor not waived advisory fees, the Fund's ratios of expenses and net investment income (loss) to average net assets would have been 3.00% and (0.40)%, respectively, for the year ended March 31,
1997; 2.97% and (0.17)%, respectively, for the year ended March 31,
1996; and 3.05% and (0.79)%, respectively, for the year ended March 31,
1995. Had the Advisor not waived the advisory fee and deferred a portion of the operating expenses, the Fund's annualized ratios of expenses and net investment loss to average net assets would have been 4.24% and
(2.92)%, respectively, for the period from inception to March 31, 1994.
Ratio of expenses to average net assets includes fees paid indirectly for the year ended March 31, 1996 and thereafter.
# Effective July 31, 1996, the investment advisory services transferred to Bankers Finance Advisors, LLC from Bankers Finance Investment
Management Corp.
5	Required disclosure for fiscal years beginning after September 1,
1995 pursuant to SEC regulations.

Investment Objective

The Worldwide Growth Fund's objective is capital appreciation. The
Fund's investment objective may be changed without shareholder approval.
Shareholders will, however, receive prior written notice of any material change. There can be no assurance that the Fund's investment objective will be achieved.

Investment Policies

Under normal circumstances, the Fund intends to invest at least 65 percent of its assets in the equity securities of issuers whose principal activities are outside the United States.

The Fund will emphasize investments that, in the opinion of the Advisor, are likely to benefit from the world's rapidly growing economies and newly formed capital markets. The Fund may invest in the securities of issuers located anywhere in the world, in companies of all sizes and industries. The Fund will normally maintain investments in at least three countries. In addition to common stocks, the Fund's foreign equity securities investments may include convertible debt securities, preferred stocks, warrants and American Depository Receipts. To the extent that the Fund's assets are not invested in foreign equity securities, the Fund may invest in U.S. equity securities or U.S. or foreign debt securities if they present an opportunity for capital appreciation. It is possible that any debt securities purchased by the Fund will be lower rated or unrated and may have speculative characteristics. Investment in such debt securities, however, is expected to be less than five percent of the Fund's assets.

To meet redemption requirements, the Fund may also invest in short-term money market instruments denominated in U.S. dollars, and it may hold a portion of its assets in uninvested cash. Investments purchased for this purpose will include repurchase agreements, U.S. Government securities and high-grade commercial paper.

If the Advisor determines that market conditions warrant the adoption of a temporary defensive investment position, as much as 100 percent of the Fund could be invested in equity securities traded on a U.S. market or exchange, or in high-grade debt or short-term investments denominated in U.S. dollars. To the extent that the Fund is not invested in foreign equity securities, it is not invested in accordance with policies designed to achieve its stated investment objective.

The Fund's fundamental investment policies, which may not be changed without a shareholder vote, limit investments in the securities of any one issuer (excluding U.S. Government securities) to five percent of a Fund's total assets as of the date of purchase. Additionally, the Fund will not invest more than 15 percent of its total assets in securities which cannot be liquidated within seven days, and it will not invest more than 25 percent of its total assets in securities of issuers in a single industry. For purposes of the Fund's 15 percent limitation on investments in illiquid securities, the Fund may invest in Rule 144A securities which are determined to be liquid based on guidelines adopted by the Trustees for making such determinations. The Fund does not intend to borrow under normal circumstances and will not borrow amounts exceeding 25 percent of total assets. Other fundamental policies are described in the Statement of Additional Information.

The Fund intends to purchase securities for the purpose of long-term investment and does not expect to engage in short-term trading.
Portfolio turnover generally is not expected to exceed 100 percent per year.

Specialized Investment Techniques

To achieve its objectives, the Fund may use certain specialized investment techniques. These include repurchase agreements, investments in "when-issued" securities, foreign currency transactions (for hedging purposes only and not for speculation), writing covered call options, Global Depository Shares or closed-end funds and loans of Fund securities. Use of these techniques may involve certain risks, some of which are summarized below and described further in the Statement of Additional Information.

Repurchase agreements involve the sale of securities to the Fund by a financial institution or securities dealer, simultaneous with an agreement by that seller to repurchase the securities at the same price, plus interest, at a later date. The Fund will limit the parties with which it will engage in repurchase agreements to those financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines adopted by the Trust's Board of Trustees. The
Advisor will follow procedures to ensure that all repurchase agreements acquired by the Fund are always at least 100 percent collateralized as to principal and interest.

When investing in repurchase agreements, the Fund relies on the other party to complete the transaction on the scheduled date. Should the other party fail to do so, the Fund would hold securities it did not intend to own. Were it to sell such securities, the Fund might incur a loss. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Fund could encounter difficulties and might incur losses upon the exercise of its rights under the repurchase agreement.

The Fund may invest up to five percent of the value of its total assets in shares of any closed-end fund that holds securities of the type purchased by the Fund. Closed-end funds differ from open-end investment companies in that their price is not based on the net asset value of the underlying securities of the fund. As such, the price of a closed-end fund may fluctuate without regard to the value of the securities it holds.

Investment Risks

An investment in the Worldwide Growth Fund involves certain risks. It should be used as one part of a diversified investment program.

Investment in foreign securities involves risks in addition to those associated with domestic investments. The Advisor intends to emphasize investment in countries with smaller and emerging markets, which may exacerbate these risks. In general, it can be said that prices of foreign securities are more volatile than those of securities issued in the U.S., and that this volatility could be exaggerated in smaller and emerging markets.

Since foreign securities are generally purchased and sold in foreign currencies, while the Worldwide Growth Find's net asset value is computed in U.S. dollars, the Fund's net asset value will be affected by currency fluctuations. In addition, dividends and other income payments will require conversion to U.S. currency. While it is possible that the Fund will incur gains from currency fluctuations, losses are also possible. In addition to the risk of loss due to currency fluctuations, the Fund will bear the costs of currency exchange transactions.

There may be less publicly available information about foreign securities than about securities issued in the United States. Accounting standards, auditing practices and financial reporting requirements differ, and foreign markets may be subject to significantly less government regulation. These risk factors may be especially salient in the smaller and emerging markets in which the Fund intends to invest.

Smaller and emerging markets have substantially less trading volume than other markets, reducing the liquidity of investments. The settlement times foreign securities may be longer than the customary five day settlement time for U.S. securities, further reducing liquidity.

Political factors are often unpredictable in countries having smaller and emerging markets. In addition to having a possible negative financial impact on companies operating in these countries, political risks include the possibility of seizure of foreign assets and confiscatory taxation. The Advisor's ability to manage the Fund may be limited by governmental restrictions such as limitations on the repatriation of income and restrictions on foreign ownership of securities. In some countries, the Fund's purchases may be limited to certain types of investment vehicles, such as closed-end mutual funds.

In addition to these and other possible risks associated with foreign securities, the Fund's holdings will be subject to the economic, business and market risks associated with common stock investment.

Management of the Trust

The Trustees. Under the terms of the Declaration of Trust, which is governed by the laws of the Commonwealth of Massachusetts, the Trustees are ultimately responsible for the conduct of the Trust's affairs. They serve indefinite terms of unlimited duration, and they appoint their own successors, provided that at least two-thirds of the Trustees have been elected by shareholders. The Declaration of Trust provides that a Trustee may be removed at any special meeting of shareholders by a vote of two-thirds of the Trust's outstanding shares.

The Advisor. Bankers Finance Advisors, LLC is a division of Madison
Investment Advisors, Inc., 6411 Mineral Point Road, Madison, Wisconsin,
53705.  Bankers Finance Advisors, LLC manages assets of approximately
$200 million in assets in the Mosaic family of mutual funds, which includes stock, bond and money market portfolios. Madison Investment
Advisors, Inc., a registered investment advisory firm for over 23 years, provides professional portfolio management services to a number of clients, including stock and bond mutual funds, and has approximately $3 billion under management.

The Advisor is responsible for the day-to-day administration of the Trust's activities. Investment decisions regarding each of the Trust's funds can be influenced in various manners by a number of individuals.
The individuals primarily responsible for the management of the Worldwide Growth Fund are Jay R. Sekelsky and Frank E. Burgess. Mr.
Sekelsky, vice president of the Advisor, has served as a principal of Madison Investment Advisors, Inc. since 1990. Prior to joining Madison, he was vice president for Wellington Management Group of Boston, Massachusetts. Mr. Burgess, President and founder of Madison, began managing the Fund after July 31, 1996.

The Advisor is controlled by Madison Investment Advisors, Inc.  The
Advisor purchased the investment management assets of Bankers Finance
Investment Management Corp. effective July 31, 1996. The Advisor has the same address as the Trust.

Compensation. For its services to the Fund under its investment advisory agreement with the Trust, the Advisor receives a fee, payable monthly, calculated as one percent per annum of the average daily net assets of the Worldwide Growth Fund. Due to the more complex management demands of international investing, this fee is higher than that paid by most investment companies. The Advisor may compensate certain financial organizations for services resulting in purchases of Fund shares.

Distributor. GIT Investment Services, Inc. of the same address as the Trust, acts as the Trust's Distributor.

Services Agreement. Under a separate Services Agreement with the Trust, the Advisor provides certain operational and other support services for which it receives a fee intended to be at or below the cost of providing such services. Such fee is subject to review and approval at least annually by the Trustees (see "Expense Summary").

Transfer Agent and Dividend Paying Agent. The Trust acts as its own transfer agent and dividend paying agent.

Expenses. The Trust is responsible for all of its expenses not assumed by the Advisor, including the costs of the following: shareholder services; legal, custodian and audit fees; trade association memberships; accounting; certain Trustees' fees and expenses; fees for registering the Trust's shares; the preparation of prospectuses, proxy materials and reports to shareholders; and the expense of holding shareholder meetings. For the fiscal year ended March 31, 1997, the Fund paid expenses of $70,878.

The Trust and Its Shares

Under the terms of the Declaration of Trust, the Trustees may issue an unlimited number of whole and fractional shares of beneficial interest without par value for each series of shares they have authorized. All shares issued will be fully paid and nonassessable and will have no preemptive or conversion rights. Under Massachusetts law, the shareholders may, under certain circumstances, be held personally liable for the Trust's obligations; the Declaration of Trust, however, provides indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.

Shares in four Mosaic Equity Trust funds are currently authorized by the
Trustees: Worldwide Growth Fund, Mid-Cap Growth Fund, Investors Fund and
Balanced Fund. The shares of each fund represent a separate series of shares and are all of a single class, each representing an equal proportionate share in the assets, liabilities, income and expense of the respective fund and each having the same rights as any other share within the series. Each share has one vote and fractional shares have fractional votes. Voting is not cumulative.

The Trust does not intend to hold annual shareholder meetings.
Shareholder inquiries can be made to the offices of the Trust at the address on the cover of this prospectus.

Dividends

The Fund's net income, if any, is declared as dividends and distributed to shareholders annually at the end of the year. Any net realized capital gains also will be paid to shareholders annually as capital gains distributions.
Distributions are paid in the form of additional shares credited to investor accounts, unless a shareholder elects in writing to receive dividend checks.

Performance Information

From time to time, the Fund advertises its total return. Total return is based on historical data and is not intended to indicate future performance. For advertising purposes, total return takes into account changes in share price and assumes that dividends and other distributions are reinvested when paid. In addition to average annual total return, the Fund may quote total return over various periods and may quote the aggregate total return for a period.

The Trust may also cite the ranking or performance of the Fund as reported in the public media or by independent performance measurement firms. The Fund's Annual Report contains additional performance information. A copy of the Annual Report may be obtained without charge by calling or writing the Trust at the telephone number and address on the first page of this prospectus.

Taxes

For federal income tax purposes, the Fund intends to maintain its status under Subchapter M of the Internal Revenue Code of 1986, as amended (the
"Code"), as a regulated investment company by distributing to shareholders 100 percent of its net income and net capital gains, if any, by the end of its fiscal year. The Code also requires the Fund to distribute at least 98 percent of its net income and capital gains realized from the sale of investments by the end of each calendar year.
The capital gains distribution is determined as of October 31 each year.
Capital gains distributions, if any, are taxable to the shareholder.
For tax purposes, the Trust will send shareholders an annual notice of dividends and other distributions paid during the prior year.

Because the Fund's share price fluctuates, a redemption of shares by the investor creates a capital gain or loss which has tax consequences. It is the shareholder's responsibility to calculate the cost basis of shares purchased. Investors are advised to retain all statements received from the Trust and to maintain accurate records of their investments.

Investors who fail to provide a valid social security or tax identification number may be subject to federal withholding at a rate of 31 percent of dividends and capital gains distributions.

Any fine assessed against the Trust as a result of an investor's failure to provide a valid social security or tax identification number will be charged against the investor's account.

At the federal as well as state and local levels, dividend income and capital gains are generally considered taxable income. Because tax laws vary from state to state, shareholders should consult their tax advisors concerning the impact of mutual fund ownership in their own tax jurisdictions.

Income received by the Fund may be subject to withholding or taxation by foreign governments. If more than 50 percent of the value of the Fund's assets at the close of a taxable year consists of securities of foreign corporations, the Fund may elect to "pass-through" its foreign tax liability to shareholders. In this case, shareholders would include in gross income both dividends paid to them by the Fund and the foreign taxes paid by the Fund. Shareholders could then take a credit (or, if more advantageous, a deduction), for foreign income taxes paid by the Fund, subject to limitations imposed by the Code. The Fund will advise shareholders annually of any foreign taxes paid which might be the source of a tax credit.

Net Asset Value

Net asset value is calculated as of the close of the New York Stock
Exchange each day the New York Stock Exchange is open for trading. The net asset value per share of the Fund is determined by adding the value of all its securities and other assets, subtracting liabilities and dividing the result by the total number of outstanding shares for the Fund.

For purposes of calculating net asset value, securities traded on securities exchanges are valued at their daily closing sale prices, if available, and if not available, such securities are valued at the mean between the bid and ask prices. Other securities for which current market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith according to procedures established by the Trustees. The
Trust may use an independent pricing service for determination of securities values.

The Fund is expected to purchase securities listed on foreign exchanges and markets whose trading days may differ from those of the United
States. Securities whose prices are quoted in foreign currencies are normally translated to U.S. dollars based on exchange rates at 4 p.m., London, England time.

Because of time zone differences, many foreign exchanges and securities markets close prior to the closing of the New York Stock Exchange. The values of foreign securities will be determined as of the most recent closing time of such exchanges and securities markets or as of the time such securities are valued by independent pricing services, if different, pursuant to procedures adopted by the Trustees. If the Advisor becomes aware of events subsequent to normal valuation time which could have a material effect on the value of securities owned, the securities will be priced at fair value as determined in good faith and in accordance with procedures adopted by the Trustees.

Shareholder Account Transactions

Please call a Mosaic Account Executive if you have any questions. Our local number in the Washington, DC area is (703) 528-6500 and our toll-free nationwide number is (888) 670-3600.

Confirmations and Statements

Daily Transaction Confirmation. All purchases and redemptions are confirmed in writing with a transaction confirmation. Transaction confirmations are usually mailed within a day or two after the transaction is posted to the account.

Quarterly Statement. Quarterly statements are mailed at the end of each calendar quarter. The statements reflect account activity for the most recent quarter. At the end of the calendar year, the statement will reflect account activity for the entire year.

It is strongly recommended that shareholders retain all daily transaction confirmations until they receive their quarterly statements.
Likewise, shareholders should retain all of the quarterly statements until they receive the year-end statement showing the activity for the entire year.

Changes to an Account

To make any changes to an account, it is recommended that shareholders call an Account Executive to discuss the changes to be made and inquire about any necessary documentation. Though some changes may be made by phone, generally, in order to make any changes to an account, Mosaic may require a written request signed by all of the shareholders with their signatures guaranteed.

Telephone Transactions. The options to initiate exchanges and certain redemptions and to obtain account balance information by telephone are available automatically to all shareholders. Mosaic will employ reasonable security procedures to confirm that instructions communicated by telephone are genuine; and if it does not, it may be liable for losses due to unauthorized or fraudulent transactions. These procedures can include, among other things, requiring one or more forms of personal identification prior to acting upon telephone instructions, providing written confirmations and recording all telephone transactions. Certain transactions, including account registration changes, must be authorized in writing.

Certificates. Certificates will not be issued to represent shares in the Funds.

How to Open a New Account

Minimum Initial Investment

$5,000 for a regular account
$500 for an IRA account

By Check

New accounts may be opened by completing an application and forwarding it along with a check payable to Mosaic Funds to:

Mosaic Funds
1655 Fort Myer Drive, Suite 1000
Arlington, VA 22209-3108

By Wire

Please call Mosaic before money is wired to ensure proper and timely credit.

When a new account is opened by wire, the shareholder is required to submit a signed application promptly thereafter. Payment of redemption proceeds is not permitted until a signed application is received in proper form by Mosaic. Please wire money to:

Star Bank, NA
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee. There may be a charge of $6.00 for processing incoming wires of less than $1,000.

By  Exchange

Shareholders may open a new account by exchange from an existing account when the account registration and tax identification number will remain the same. A new account application is required only when the account registration or tax identification number will differ from that on the application for the original account. Exchanges may only be made into funds that are sold in the shareholder's state of residence.

How to Purchase Additional Shares

Purchase Price.  Share prices (net asset values) are determined every day that the NY Stock Exchange is open.

Purchases are priced at the next share price determined after the purchase request is received in proper form by Mosaic.

Purchases and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including purchases by Electronic Funds Transfer "EFT") used for purchase of the shares has cleared. Such deposit items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made by federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold. All purchases earn dividends from the day after the day of credit to a shareholder's account, even while not collected.

By Check

Subsequent investments may be made for $50 or more. Please make check payable to Mosaic Funds and mail it along with an investment slip or an indication as to which fund and account it should be credited.

Mosaic Funds
PO Box 640393
Cincinnati, OH  45264-0393

By Wire

Shareholders should call Mosaic before the money is wired to ensure proper and timely credit.

Please wire money to:

Star Bank, NA
Cinti/Trust
ABA # 0420-0001-3
Credit Mosaic Acct # 48038-8883
(Shareholder name and account number)

Wire Fee. There may be a charge of $6.00 for processing incoming wires of less than $1,000.

By Automatic Investment Plan

Shareholders may elect to have an automatic investment plan whereby
Mosaic will automatically initiate a credit to their Mosaic account and debit the bank account they designate each month.  The automatic
investment is processed as an electronic funds transfer (EFT).   To
establish an automatic investment plan, complete the appropriate section of the application or call an Account Executive for information.  The minimum monthly amount for an EFT is $100.  Shareholders may change the amount or discontinue the automatic investment plan any time.

How to Redeem Shares

Redemption Price. Share prices (net asset values) are determined every day that the NY Stock Exchange is open. Redemptions are priced at the next share price determined after the redemption request is received in proper form by Mosaic.

Signature Guarantees. To protect shareholder investments, Mosaic requires signature guarantees for certain redemptions.
A signature guarantee helps Mosaic ensure the identity of the authorized shareholder(s). Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee. Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instruction on an account. A signature guarantee is required for any redemption when (1) the proceeds are to be greater than $50,000 (unless proceeds are being wired to a pre-authorized bank and account), (2) the proceeds are to be delivered to someone other than the shareholder of record, (3) the proceeds are to be delivered to an address other than the address of record, or (4) there has been any change to the registration or account privilege within the last 15 days.
Mosaic accepts signature guarantees from banks with FDIC insurance, certain credit unions, trust companies, and members of a domestic stock exchange. A guarantee from a notary public is not an acceptable signature guarantee.

Redemptions and Uncollected Funds. To protect shareholders from loss or dilution resulting from deposit items that are returned unpaid, the proceeds of any redemption may be delayed 10 days or more until it can be determined that the check or other deposit item (including EFT) used for purchase of the shares has cleared. Such deposited items are considered "uncollected," until Mosaic has determined that they have actually been paid by the bank on which they were drawn. Purchases made with cash, federal funds wire or U.S. Treasury check are considered collected when received and not subject to the 10 day hold.

By Telephone or By Mail

Upon request by telephone or in writing, a redemption check up to $50,000 may be sent to the shareholder and address of record only. A redemption request for more than $50,000 or for proceeds to be sent to anyone or anywhere other than the shareholder and address of record, must be made in writing, signed by all shareholders with their signatures guaranteed. See section Signature Guarantees above.

Redemption requests in proper form received by mail and telephone are normally processed within one business day.

Stop Payment Fee. To stop payment on a check issued by Mosaic, call our Shareholder Service department. Normally, the Fund charges a fee of $28.00, or the cost of stop payment, if greater, for stop payment requests on a check issued by Mosaic on behalf of a shareholder.
Certain documents may be required before such a request can be processed.

By Wire

With one business day's notice, funds can be sent by wire transfer to the bank and account designated on the account application or by subsequent written authorization.
   Shareholders who anticipate the need to transact large amounts of money are encouraged to establish pre-authorized bank wire instructions on their account. Redemptions by wire to a pre-authorized bank and account may be in any amount and do not require a signature guarantee.
Pre-authorized bank wire instructions can be established by completing the appropriate section of a new application or by calling an Account
Executive to inquire about any necessary documents. A signature guarantee may be required to add or change bank wire instructions on an account.
Redemption by wires can be arranged by calling the telephone numbers on the cover of this prospectus. Requests for wire transfer must be made by 4:00 p.m. Eastern time the day before the wire will be sent.

Wire Fee. There will be a $10 fee for redemptions by wire to domestic banks. Wire transfers sent to a foreign bank for any amount will be processed for a fee of $30 or the cost of the wire if greater.

By Exchange

Shareholders may redeem shares from one Mosaic account and concurrently invest the proceeds in another Mosaic account by telephone when the account registration and tax identification number remain the same.
There is no charge for this service.

By Systematic Withdrawal Plan

Shareholders may elect to have a systematic withdrawal plan whereby
Mosaic will automatically redeem share in their Mosaic account and send proceeds to a designated recipient. To establish a systematic withdrawal plan, complete the appropriate section of the application or call an Account Executive for information. The minimum amount for a systematic withdrawal is $100. Shareholders may change the amount or discontinue the systematic withdrawal plan anytime.

Electronic Funds Transfer Systematic Withdrawal. A systematic withdrawal can be processed as an electronic funds transfer, commonly known as EFT, to credit a bank account or financial institution.

Check Systematic Withdrawal. Or it can be processed as a check which is mailed to anyone designated by the shareholder.

How to Close an Account

To close an account, shareholders should call an Account Executive and request that the account be closed. When an account is closed, shares will be redeemed at the next determined net asset value. An account may be closed by telephone, wire transfer or by mail as explained above in the section "How To Redeem Shares."

Other Fees and Services

Returned Investment Check Fee.

Shareholders will be charged (by redemption of shares) $10.00 for items deposited for investment that are returned unpaid for any reason.

Minimum Balance. Mosaic reserves the right to involuntarily redeem accounts with balances of less than $700. Prior to closing any such account, the shareholder will be given 30 days written notice, during which time the shareholder may increase the balance to avoid having the account closed.

Other Fees. Mosaic reserves the right to impose additional charges, upon 30 days written notice, to cover the costs of unusual transactions.
Services for which charges could be imposed include, but are not limited to, processing items sent for special collection, international wire transfers, research and processes for retrieval of documents or copies of documents.

Retirement Plans

IRAs

Individual Retirement Accounts ("IRAs") may be opened with a reduced minimum investment of $500. Even though they may be nondeductible or partially deductible, IRA contributions up to the allowable annual limits may be made, and the earnings on such contributions will accumulate tax-free until distribution.

Annual IRA Fee. Mosaic currently charges an annual fee of $12 per shareholder (not per IRA account) invested in an IRA at Mosaic. This fee may be prepaid by the shareholder. A separate application is required for IRA accounts.

Keogh Plans

Mosaic also offers Keogh (or H.R. 10) plans for self-employed individuals and their employees, which enable them to obtain tax-sheltered retirement benefits similar to those available to employees covered by other qualified retirement plans.

Annual Keogh Fee. Currently Mosaic charges an annual fee of $15 per shareholder (not per Keogh account) invested in a Keogh at Mosaic.

Mosaic also offers SEP IRAs, SIMPLEs, 401(k) and 403(b) retirement plans. Further information on the retirement plans available through Mosaic, including minimum investments, may be obtained by calling
Mosaic's shareholder service department.

Telephone Numbers

Shareholder Service
	Washington, DC area: 703/528-6500
	Toll-free nationwide: 888/670-3600

The Mosaic Family of Mutual Funds

Mosaic Equity Trust
	Investors Fund
	Balanced Fund
	Mid-Cap Growth Fund
	Worldwide Growth Fund

Mosaic Income Trust
	Maximum Income Fund
	Government Fund
	Mosaic Bond Fund

Mosaic Tax-Free Trust
	Arizona Fund
	Maryland Fund
	Missouri Fund
	Virginia Fund
	National Fund
	Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling the numbers above. Read it carefully before you invest or send money. This prospectus does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made.

Mosaic Funds
1655 Fort Myer Drive
Arlington Virginia 22209
http://www.mosaicfunds.com

STATEMENT OF ADDITIONAL INFORMATION
Dated July 31, 1997

For use with the prospectus of the Mid-Cap Growth, Investors and Balanced Funds dated June 13, 1997 and with the prospectus of the Worldwide Growth Fund dated July 31, 1997.

MOSAIC EQUITY TRUST

1655 Fort Myer Drive
Arlington, VA 22209-3108
(800) 336-3063
(703) 528-6500

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectuses of Mosaic Equity Trust bearing the dates indicated above (the "Prospectuses"). A copy of each Prospectus may be obtained from the Trust at the address and telephone numbers shown.

Table of Contents

Introductory Information ("About Mosaic Equity Trust")           2

Supplimental Investment Policies
("Investment Objectives" and "Investment Policies")           2

Investment Limitations
("Investment Policies")                                       6

The Investment Advisor
("Management of the Trust")                                   7

Organization of the Trust
("The Trust and Its Shares")                                  8

Trustees and Officers
("Management of the Trust")                                   10

Administrative and Other Expenses
("Management of the Trust")                                   11

Portfolio Transactions
("Management of the Trust")                                   11

Shareholder Transactions
("How to Purchase Shares")                         12

Share Redemptions
("How to Redeem Shares")                         13

Retirement Plans
("Other Fees and Services")                         14

Declaration of Dividends
("Dividends")                                                 14

Determination of Net Asset Value
("Net Asset Value")                                           14

Additional Tax Matters
("Taxes")                                                     15

Total Return Calculations
("Performance Information")                                   16

Custodians and Special Custodians                             17

Legal Matters and Independent Auditors
("Financial Highlights")                                      17

Additional Information                                        17

Financial Statements and Report of Independent Auditors
("Financial Highlights")                                      17

Note: The items appearing in parentheses above are cross references to sections in the Prospectuses which correspond to the sections of this Statement of Additional Information.

Introductory Information

Mosaic Equity Trust (the "Trust") currently issues four series of shares: Worldwide Growth Fund shares, Mid-Cap Growth Fund shares (known as Special Growth Fund shares prior to May 12, 1997), Investors Fund shares (known as Select Growth Fund shares prior to May 12, 1997) and Balanced Fund shares. These four series of shares correspond, respectively, to three separate portfolios consisting primarily of equity securities: the Worldwide Growth Fund, the Mid-Cap Growth Fund, and the
Investors Fund, and one portfolio investing in a combination of fixed income and equity securities: the Balanced Fund. These portfolios are described more fully below (see "Supplemental Investment Policies"). Prior to June 13, 1997, the Balanced
Fund was known as the Equity Income Fund.

Supplemental Investment

The investment objectives of the Trust are described in the Prospectuses (see "Investment Objectives"). Reference should also be made to the Prospectuses for general information concerning the Trust's investment policies (see "Investment Policies").
The Mid-Cap Growth, Investors and Worldwide Growth
Funds of the Trust seek to achieve their investment objectives through diversified investment by each of its portfolios principally in equity securities, while the Balanced Fund seeks to achieve its investment objective through diversified investment in a combination of equity and fixed-income securities.

Basic Investment Policies. The Trust intends generally to select portfolio investments on the basis of their fundamental values rather than on the basis of technical market factors. This means that the Trust's investments will normally be held until there is a change in the fundamental considerations that were the reason for their purchase. However, the Trust will be free to sell any of its investments at any time in response to market timing or other considerations. Any such sales may result in realized long-term or short-term capital gains and losses. The Trust does not intend to engage in extensive short-term trading; thus, since it will not normally be able to take advantage of short-term market swings, the Trust should not be viewed as a vehicle for short-term investment.

The Worldwide Growth Fund assumes the highest risks among the Trust's four portfolios. It invests in foreign securities subject to currency fluctuation against the U.S. dollar and in securities issued by companies located in countries with unpredictable political systems. The portfolio also bears the risk that it may be limited in its ability to invest in certain international markets if the U.S. Government or foreign governments impose restrictions on such investment. Under such circumstances, the Fund may be required to invest in U.S. securities. Likewise, laws or regulations regarding convertibility and repatriation of assets may require the portfolio to increase its U.S. market investments in order to ensure an adequate supply of U.S. dollars to meet anticipated redemptions. Currently, it is not anticipated that such considerations will affect the portfolio's investment strategy.

The Mid-Cap Growth Fund is intended to achieve the highest capital appreciation while assuming the highest risks of the Trust's three domestic securities portfolios. Such risks may arise from investments in companies that have limited resources, that lack a stable earnings history or may be incurring losses, that are engaged in the development of unproven products or that are promoting products and services lacking well established sales. This portfolio emphasizes investments in smaller companies that may offer rapid growth potential. It may also invest in companies undergoing fundamental changes deemed to offer the possibility of a rapid increase in value.

The Investors Fund seeks investments that are undervalued or have good management and significant growth potential. Investments for this portfolio are selected on the basis of such fundamental measures as the relationship between stock price and underlying tangible assets, the ratio of stock price to earnings compared with typical historical or other contemporary levels for this ratio, and the company's relative rate of growth and market position.

The Balanced Fund is intended to earn substantial current dividend income with some capital appreciation while assuming less risk than the Trust's other portfolios. Consideration will also be given to an investment's potential for appreciation as a hedge against inflation and factors tending to protect the investment's value.
The Advisor believes that capital growth and production of income can best be achieved through flexibility of investment strategies. Although the careful selection of common stocks and bonds is a primary factor affecting the investment return of the portfolio, the percentage of the portfolio's assets which may be invested at any particular time in common stocks or bonds will depend upon management's judgment regarding the risks present in the stock and fixed income markets. When management believes that market risks are high and the prices of common stocks or bonds may decline, the portfolio may move substantial assets out of common stocks or bonds and into short-term fixed income instruments such as U.S. Treasury
Bills, U.S. Treasury Notes, U.S. Agency Notes or highly rated commercial paper or money market funds.

While investments in the Balanced Fund are intended to be less volatile than those of the Trust's other portfolios, no assurance can be given that this portfolio will avoid losses or succeed in growing at a rate matching the rate of inflation. Experience has shown that high levels of inflation may depress stock prices, limiting the value of common stocks as an inflation hedge.

Other Policies. The Trust will not invest more than 25% of the assets of a portfolio in any one industry. During defensive periods the Trust may invest without limitation in U.S. Government securities and the money market obligations of domestic banks, their branches and other domestic depository institutions (see "Investment Limitations"). The Trust will limit its investments to liquid securities having readily available market quotations, except that up to 10% of the Mid-Cap, Select or Balanced Fund and up to 15% of the Worldwide Growth
Fund may be invested in securities having restrictions on resale or which are otherwise illiquid (see "Investment Limitations").

Debt Instruments. The portion of any portfolio of the Trust that is not invested in equity securities may be invested in debt instruments. The "Debt Instruments" in which the Mid-Cap Growth, Investors and Worldwide Growth Funds of the Trust may invest are limited to the following U.S. dollar denominated investments:
(1) U.S. Government securities; (2) obligations of banks having total assets of $750 million or more (including assets of affiliates); (3) high grade commercial paper; (4) other corporate and foreign government obligations of investment grade issued and sold publicly within the United States; and (5) repurchase agreements involving any of the foregoing securities.

In addition to the above, the Worldwide Growth Fund may invest in corporate and foreign government obligations which are issued and sold publicly outside the U. S. Such debt securities may be in the top four rating categories or have, in the Advisor's judgment, the characteristics of investment grade securities. The Trust is permitted to invest in foreign debt securities which are speculative and, in the Advisor's judgment, have credit characteristics similar to debt securities rated below investment grade quality. Foreign government issuers of such securities may have a large foreign debt and foreign corporate issuers may be highly leveraged. As such, the risks associated with acquiring the securities of such issuers is greater than is the case with higher rated securities. The issuer's ability to service its debt obligations may be adversely affected by foreign economic downturns and by specific issuer developments such as the unavailability of additional financing. The risk of default by the issuer is significantly greater for speculative securities because they may be unsecured or subordinated to other creditors. The market for such securities is generally less liquid than for investment grade securities and the Worldwide Growth Fund may experience difficulty disposing of any such securities.

"U.S. Government securities" are obligations issued or guaranteed by the United States Government, its agencies and instrumentalities. U.S. Government securities include direct obligations of the United States issued by the U.S. Treasury, such as Treasury bills, notes and bonds. Also included are obligations of the various federal agencies and instrumentalities, such as the Government National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks, the Small Business Administration, the Student Loan Marketing Association, and deposits fully insured as to principal by federal deposit insurance. Except for Treasury securities, all of which are full faith and credit obligations, U.S. Government securities may either be agency securities backed by the full faith and credit of the United States, such as those issued by the Government National Mortgage Association, or only by the credit of the particular federal agency or instrumentality which issues them, such as those issued by the Federal Farm Credit System and the Federal Home Loan Mortgage Corporation; some such agencies have borrowing authority from the U.S. Treasury, while others do not.

Bank obligations include certificates of deposit ("CDs"), bankers acceptances ("BAs") and time deposits. CDs are generally short-term, interest-bearing negotiable certificates issued by banks against funds deposited with the issuing bank for a specified period of time. BAs are time drafts drawn against a business, often an importer, and "accepted" by a bank, which agrees unconditionally to pay the draft on its maturity date. BAs are negotiable and trade in the secondary market. Time deposits include money market deposit accounts. The Trust will not invest in non-transferable time deposits having penalties for early redemption if such time deposits mature in more than seven calendar days, and such time deposits maturing in two business days to seven calendar days will be limited to 10% of the Mid-Cap Growth, Investors or Balanced Fund's respective total assets and limited to 15% of the Worldwide Growth
Fund's total assets.

"Commercial paper" describes the unsecured promissory notes issued by major corporations to finance short-term credit needs. Commercial paper is issued in maturities of nine months or less and usually on a discount basis. High grade commercial paper is rated A-1 by Standard and Poor's Corporation ("S&P") or P-1 by Moody's Investors Service, Inc. ("Moody's") or is of equivalent quality. Other corporate and foreign government obligations generally include notes and debentures (for maturities not exceeding 10 years) and bonds (for longer maturities). These obligations normally pay interest to the holder semiannually; they may be either secured or, more commonly, unsecured. Investment grade obligations are those rated Baa or better by Moody's or BBB or better by S&P or are of equivalent quality.

The Balanced Fund may invest in the Debt Instruments described above and in the investment grade fixed-income securities described more fully in the Prospectus (see "Additional Information About the Balanced Fund").

Specialized Investment Techniques. In order to achieve its investment objectives, the Trust may use, when the Advisor deems appropriate, certain specialized investment techniques. Such specialized investment techniques principally include those identified in the Prospectus (see "Investment Policies") which are described more fully below:

1. Covered Call Options. The Trust may write "covered call options" against any of its portfolio securities. These options represent contracts sold on a national options exchange or in the over-the-counter market allowing the purchaser of the contract to buy specified underlying securities at a specified price (the "strike price") prior to a specified expiration date. Writing covered call options may increase the Trust's income, because a fee (the "premium") is received by the Trust for each option contract written, but unless the option contract is exercised it has no other ultimate impact on the Trust. The premium received, plus the strike price of the option, will always be greater than the value of the underlying securities at the time the option is written.

When an option contract is "covered" it means that the Trust, as the writer of the option contract, holds in its portfolio the underlying securities described in the contract or securities convertible into such securities. Thus, if the holder of the option decides to exercise his purchase rights, the Trust may sell at the strike price securities it already holds in portfolio or may obtain by conversion (rather than risking having to first buy the securities in the open market at an undetermined price). However, an option contract would not normally be exercised unless the market price for the underlying securities specified were greater than the strike price. Thus, when an option is exercised the Trust will normally be forced to sell portfolio securities at below their current market value or otherwise will be required to buy a corresponding call contract at a price reflecting this price differential to offset the call contract previously written (such an offsetting call contract purchase is called a "closing purchase transaction").

To the extent the Trust writes covered call options it will be foregoing any opportunity for appreciation on the underlying securities above the strike price during the period prior to expiration of the option contract. The Trust reserves the right to close out call option contracts written at any time in closing purchase transactions, but there is no assurance that the Trust will be able to effect such transactions at any particular time or at an acceptable price. The Trust will not sell the securities covering an option contract written prior to its expiration date unless substitute covering securities are purchased or unless the contract written is first offset in a closing purchase transaction; nor will the Trust write additional option contracts if more than 25% of the Trust's assets would then be required to cover the options written. All of the Trust's investments will be selected on a basis consistent with its investment policies for the respective portfolio, notwithstanding the potential for additional premium income from option writing. The writing of options could increase the Trust's gross income from securities held less than three months, and is therefore limited by tax considerations to providing 30% of gross income or less (see "Additional Tax Matters").

2. When-Issued Securities. The Trust may purchase and sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are bought or sold with payment for and delivery of the securities scheduled to take place at a future time. Frequently when newly issued securities are purchased, payment and delivery may not take place for 15 to 45 days after the Trust commits to the purchase. Fluctuations in the value of securities contracted for future purchase settlement may increase changes in the value of the respective portfolio, because such value changes must be added to changes in the values of those securities actually held in the portfolio during the same period. When-issued transactions represent a form of leveraging; the Trust will be at risk as soon as the when-issued purchase commitment is made, prior to actual delivery of the securities purchased.

When engaging in when-issued or delayed delivery transactions, the Trust must rely upon the buyer or seller to complete the transaction at the scheduled time; if the other party fails to do so, then the Trust might lose a purchase or sale opportunity that could be more advantageous than alternative opportunities available at the time of the failure. If the transaction is completed, intervening changes in market conditions or the issuer's financial condition could make it less advantageous than investment alternatives otherwise available at the time of settlement. While the Trust will only commit to securities purchases that it intends to complete, it reserves the right, if deemed advisable, to sell any securities purchase contracts before settlement of the transaction; in any such case the Trust could realize either a gain or a loss, despite the fact that the original transaction was never completed. When fixed price contracts are made for the purchase of when-issued securities, the Trust will maintain in a segregated account designated investments which are liquid or mature prior to the scheduled settlement and cash sufficient in aggregate value to provide adequate funds for completion of the scheduled purchase.

3. Foreign Securities. The Trust may invest in securities of foreign issuers that are listed on a recognized domestic or foreign exchange without restriction. At least 65% of the Worldwide Growth Fund is intended to be invested in foreign equity securities. Foreign investments involve certain special considerations not typically associated with domestic investments. Foreign investments may be denominated in foreign currencies and may require the Trust to hold temporary foreign currency bank deposits while transactions are completed; although the Trust might therefore benefit from favorable currency exchange rate changes, it could also be affected adversely by changes in exchange rates, by currency control regulations and by costs incurred when converting between various currencies. Furthermore, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting requirements applicable to domestic issuers, and there may be less publicly available information about such issuers.

In general, foreign securities markets have substantially less volume than comparable domestic markets and therefore foreign investments may be less liquid and more volatile in price than comparable domestic investments. Fixed commissions in foreign securities markets may result in higher commissions than for comparable domestic transactions, and foreign markets may be subject to less governmental supervision and regulation than their domestic counterparts. Foreign securities transactions are subject to documentation and delayed settlement risks arising from difficulties in international communications. Moreover, foreign investments may be adversely affected by diplomatic, political, social or economic circumstances or events in other countries, including civil unrest, expropriation or nationalization, unanticipated taxes, economic controls, and acts of war. Individual foreign economies may also differ from the United States economy in such measures as growth, productivity, inflation, national resources and balance of payments position.

4. Loans of Portfolio Securities. The Trust, in certain circumstances, may be able to earn additional income by loaning portfolio securities to a broker-dealer or financial institution. The Trust may make such loans only if cash or U.S. Government securities, equal in value to 100% of the market value of the securities loaned, are delivered to the Trust by the borrower and maintained in a segregated account at full market value each business day. During the term of any securities loan, the borrower will pay to the Trust all dividend and interest income earned on the loaned securities; at the same time the Trust will also be able to invest any cash portion of the collateral or otherwise will charge a fee for making the loan, thereby increasing its overall potential return. It is the Trust's policy that it shall have the option to terminate any loan of portfolio securities at any time upon seven days' notice to the borrower. In making a loan of securities, the Trust would be exposed to the possibility that the borrower of the securities might be unable to return them when required, which would leave the Trust with the collateral maintained against the loan; if the collateral were of insufficient value, the Trust could suffer a loss. The Trust may pay fees for the placement, administration and custody of securities loans, as it deems appropriate.

Any loans by the Trust of portfolio securities will be made in accordance with applicable guidelines established by the Securities and Exchange Commission or the Trustees. In determining whether to lend securities to a particular broker, dealer or other financial institution, the Advisor will consider the creditworthiness of the borrowing institution. The Trust will not enter into any securities lending agreement having a duration of greater than one year.

5. Repurchase Agreement Transactions. A repurchase agreement involves the acquisition of securities from a financial institution, such as a bank or securities dealer, with the right to resell the same securities to the financial institution on a future date at a fixed price. Repurchase agreements are a highly flexible medium of investment, in that they may be for very short periods, including frequently maturities of only one day. Under the Investment Company Act of 1940, repurchase agreements are considered loans and the securities involved may be viewed as collateral. It is the Trust's policy to limit the financial institutions with which it engages in repurchase agreements to banks, savings and loan associations and securities dealers meeting financial responsibility standards prescribed in guidelines adopted by the Trustees.

When investing in repurchase agreements, the Trust could be subject to the risk that the other party may not complete the scheduled repurchase and the Trust would then be left holding securities it did not expect to retain. If those securities decline in price to a value of less than the amount due at the scheduled time of repurchase, then the Trust could suffer a loss of principal or interest. The Advisor will follow procedures designed to ensure that repurchase agreements acquired by the Trust are always at least 100% collateralized as to principal and interest. It is the Trust's policy to require delivery of repurchase agreement collateral to its Custodian or (in the case of book-entry securities held by the Federal Reserve System) that such collateral is registered in the Custodian's name or in negotiable form. In the event of insolvency or bankruptcy of the other party to a repurchase agreement, the Trust could encounter restrictions on the exercise of its rights under the repurchase agreement.

To the extent the Trust requires cash to meet redemption requests and determines that it would not be advantageous to sell portfolio securities to meet those requests, then it may sell its portfolio securities to another investor with a simultaneous agreement to repurchase them. Such a transaction is commonly called a "reverse repurchase agreement." It would have the practical effect of constituting a loan to the Trust, the proceeds of which would be used to meet cash requirements for redemption requests. During the period of any reverse repurchase agreement, the Trust would recognize fluctuations in value of the underlying securities to the same extent as if those securities were held by the Trust outright. If the Trust engages in reverse repurchase agreement transactions, it will maintain in a separate account designated securities which are liquid or mature prior to the scheduled repurchase and cash sufficient in aggregate value to provide adequate funds for completion of the repurchase. It is the Trust's current operating policy not to engage in reverse repurchase agreements for any purpose, if as a result reverse repurchase agreements in the aggregate would exceed five percent of the Trust's total assets.

6. Foreign Currency Transactions. Securities acquired in foreign markets will normally be denominated in foreign currency instead of U.S. dollars. When such securities are sold, the Trust will normally convert the proceeds to U.S. dollars; the resulting foreign exchange transaction may be completed immediately (a "spot transaction"). Under such circumstances, the foreign exchange dealer will realize a profit based on the difference between the price at which it buys a particular currency and the price at which it sells such currency. In order to avoid the costs of spot transactions, the Trust may enter into forward currency exchange contracts involving an obligation to purchase or sell a specific foreign currency at an agreed price and date. Currency traders (typically large commercial banks) and their customers trade these contracts directly. Generally, these contracts are traded without deposit requirements or commissions. The Trust will normally be "covered" in any forward contract long positions it may hold. In the case of an uncovered long position in a forward contract, the Trust may cover the contract it sells by establishing and maintaining with its Custodian or Special Custodian a segregated account consisting of cash or other liquid assets. When a forward contract matures, the Trust may sell portfolio securities and make delivery of foreign currency or it may retain portfolio securities and terminate its forward contract by purchasing an "offsetting" contract with the same currency trader, thereby obliging the Trust to purchase the same amount of the foreign currency. This may result in a gain or loss to the Trust. The Trust may be required to engage in spot transactions to sell or purchase additional foreign currency depending on the extent to which the market value of foreign denominated securities rises or falls, respectively, between the date a forward contract is established and the date it matures.

The Worldwide Growth Fund may engage in a form of foreign currency transaction known as "settlement hedging" by entering into a forward contract in order to fix a definite U.S. dollar price for specific foreign securities in connection with the purchase or sale of such securities. This helps to ensure that the portfolio has a sufficient volume of foreign currency to purchase foreign securities after any exchange rate fluctuations between the date a transaction is initiated and the date it is settled.

Another form of foreign currency transaction in which the Worldwide Growth Fund may engage in is "portfolio hedging."
This is accomplished by entering into a forward contract in order to generally hedge securities in the entire portfolio that are denominated in foreign currencies against losses caused by a decline in foreign currency values. This allows the portfolio to exchange foreign currency for U.S. dollars at a fixed exchange rate. If the Trust engages in portfolio hedging, it foregoes the opportunity to profit from an increase in value of the foreign currency relative to the U.S. dollar.

The portfolio may also write covered put and call options and purchase put and call options on currencies to hedge against movements in exchange rates. Premiums for currency options held by the portfolio may not exceed five percent of its total assets.

The portfolio will make no attempt to hedge all of its portfolio positions and may not hedge any positions. Hedging will not eliminate price fluctuations or prevent losses from currency fluctuations. The portfolio will not enter foreign currency transactions for speculative purposes.

7. Global Depository Shares and American Depository Receipts. The Trust may invest in Global Depository Shares ("GDSs") or American Depository Receipts ("ADRs"). These instruments are negotiable receipts for a given number of shares of securities in a foreign corporation. The foreign stock certificates remain in the custody of a foreign bank. GDSs are issued by foreign banks and traded in foreign markets while ADRs are issued by large commercial U.S. banks and traded in U.S. markets or on U.S. exchanges. The GDS or ADR represents the depository bank's guarantee that it holds the underlying securities. The Trust may invest in a GDS or ADR in lieu of trading in the underlying shares on a foreign market. GDS investments (which include such similarly denominated foreign securities as European Depository Receipts) have the same risks as other foreign securities. By comparison, ADRs are subject to a degree of U.S. regulation and are denominated in U.S. dollars.

8. Closed-end funds. The Worldwide Growth Fund may invest in shares of closed-end investment companies ("closed-end funds") which hold securities of the type purchased by the portfolio. Closed-end funds are similar to other corporations in that a fixed number of shares are authorized and issued, but differ from open-end investment companies in that their price is not based on the net asset value of the underlying securities of the fund.
The portfolio may invest in foreign closed-end funds or U.S. closed-end funds. No greater than five percent of the value of the total assets of the portfolio may be invested in shares of any one U.S. closed-end fund. The Trust may invest in closed-end funds which hold foreign securities of companies traded on the markets of countries in which the portfolio's direct ownership of securities is restricted.

9. Convertible securities. In addition to other equity securities, the Balanced Fund may invest in "convertible securities." Securities convertible into common stocks and securities having equity characteristics are bonds that are convertible into a specific number of shares of the common stock of the issuer either at any time or usually at a specific future date at a determined price per share of common stock. Such bonds tend to participate in a substantial portion of the price appreciation of the underlying common stock while enjoying some protection against depreciation due to higher interest rates afforded most bonds and because of the anticipation of the bond's maturity. The portfolio anticipates that convertible securities will represent less than 25% of it's total assets. All convertible bonds must meet the same quality ratings required of corporate bonds, as described in the following paragraph. The risks involved in investment in convertible securities are similar to the risks of investment in the underlying common stocks.

Policy Review. If, in the judgment of a majority of the Trustees of the Trust, unanticipated future circumstances make inadvisable the continuation of the Trust's policy of seeking capital appreciation from investment principally in equity securities, or continuation of the more specific policies of each portfolio, then the Trustees may change any such policies without shareholder approval, subject to the limitations provided elsewhere in this Statement of Additional Information (see "Investment Limitations") and after giving 30 days' written notice to the Trust's affected shareholders.

Except for the fundamental investment limitations placed upon the Trust's activities, the Trustees reserve the right to review and change the other investment policies and techniques employed by the Trust, from time to time as they deem appropriate, in response to market conditions and other factors. Reference should be made to "Investment Limitations" for a description of those fundamental investment policies which may not be changed without shareholder approval. Such fundamental policies would permit the Trust, after notice to shareholders but without a shareholder vote, to adopt policies permitting a wide variety of investments, including money market instruments, all types of common and preferred equity securities, all types of long-term debt securities, convertible securities, and certain types of option contracts. In the event of such a policy change, a change in the Trust's name might be required. There can be no assurance that the Trust's present objectives will be achieved.

Investment Limitations

The Trust has adopted as fundamental policies the following limitations on its investment activities, which apply to each of its portfolios; these fundamental policies may not be changed without a majority vote of the Trust's shareholders as defined in the Investment Company Act of 1940 (see "Organization of the Trust").

1. Permissible Investments. Subject to the investment policies from time to time adopted by the Trustees, the Trust may purchase any type of securities under such terms as the Trust may determine; and any such securities may be acquired pursuant to repurchase agreements with financial institutions or securities dealers or may be purchased from any person, under terms and arrangements determined by the Trust, for future delivery. Any of these securities may have limited markets and may be purchased with restrictions on transfer; however, the Trust may not make any investment (including repurchase agreements) for which there is no readily available market and which may not be redeemed, terminated or otherwise converted into cash within seven days, unless after making the investment not more than 10% of the Mid-Cap Growth, Investors or Balanced Funds' net assets would be so invested and not more than 15% of the Worldwide Growth Fund's net assets would be so invested. Securities of foreign issuers not listed on a recognized domestic or foreign exchange are considered to be illiquid securities and fall within this percentage limitation unless, in the Advisor's reasonable judgment, such securities may be liquidated in the ordinary course of business in seven or fewer days.

2. Restricted Investments. Not more than five percent of the value of the total assets of a portfolio of the Trust may be invested in the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities and excluding bank deposits); nor may securities be purchased when as a result more than 10% of the voting securities of the issuer would be held by any portfolio of the Trust. Except to the extent a portfolio purchases obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, obligations which provide income exempt from federal income taxes, and obligations of domestic banks, their branches, and other domestic depository institutions, the Trust will limit its investments so that not more than 25% of the assets of each of its portfolios are invested in any one industry. For purposes of these restrictions, the issuer is deemed to be the specific legal entity having ultimate responsibility for performance of the obligations evidenced by the security and whose assets and revenues principally back the security. Any security that does not have a governmental jurisdiction or instrumentality ultimately responsible for its repayment may not be purchased by the Trust when the entity responsible for such repayment has been in operation for less than three years, if such purchase would result in more than five percent of the total assets of the respective portfolio of the Trust being invested in such securities.

The Trust may not purchase the securities of other investment companies, except for shares of unit investment trusts and, with respect to the Worldwide Growth Fund only, closed-end investment companies, holding securities of the type purchased by the Trust itself and then only if the value of such shares of any one investment company does not exceed 5% of the value of the total assets of the Trust's portfolio in which the shares are included and the aggregate value of all such shares does not exceed 10% of the value of such total assets, or except in connection with an investment company merger, consolidation, acquisition or reorganization. The Trust may not purchase any security for purposes of exercising management or control of the issuer, except in connection with a merger, consolidation, acquisition or reorganization of an investment company. The Trust may not purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, the holdings of those of the Trust's officers, Trustees and officers of its Advisor who beneficially hold one-half percent or more of such securities, together exceed 5% of such outstanding securities.

3. Borrowing and Lending. It is a fundamental policy of the Trust that it may borrow (including engaging in reverse repurchase agreement transactions) in amounts not exceeding 25% of a portfolio's total assets for investment purposes. A portfolio of the Trust may not otherwise issue senior securities representing indebtedness and may not pledge, mortgage or hypothecate any assets to secure bank loans, except in amounts not exceeding 15% of its net assets taken at cost.

The Trust may loan its portfolio securities in an amount not in excess of one-third of the value of the portfolio's gross assets, provided collateral satisfactory to the Trust's Advisor is continuously maintained in amounts not less than the value of the securities loaned. The Trust may not lend money (except to governmental units), but is not precluded from entering into repurchase agreements or purchasing debt securities.

4. Other Activities. The Trust may not act as an underwriter (except for activities in connection with the acquisition or disposition of securities intended for or held by one of the Trust's portfolios), make short sales or maintain a short position (unless a Trust portfolio owns at least an equal amount of such securities, or securities convertible or exchangeable into such securities, and not more than 25% of the portfolio's net assets is held as collateral for such sales). Nor may the Trust purchase securities on margin (except for customary credit used in transaction clearance), invest in commodities, purchase interests in real estate, real estate limited partnerships, or invest in oil, gas or other mineral exploration or development programs or oil, gas or mineral leases. However, the Trust may purchase securities secured by real estate or interests therein and may use financial futures contracts, including contracts traded on a regulated commodity market or exchange, to purchase or sell securities which the Trust would be permitted to purchase or sell by other means and where the Trust intends to take or make the required delivery. The Trust may acquire put options in conjunction with a purchase of portfolio securities; it may also purchase put options and write call options covered by securities held in the respective portfolio (and purchase offsetting call options in closing purchase transactions), provided that the put option purchased or call option written at all times remains covered by portfolio securities, whether directly or by conversion or exchange rights; but it may not otherwise invest in or write puts and calls or combinations thereof.

Except as otherwise specifically provided, the foregoing percentage limitations need only be met when the investment is made or other relevant action is taken. As a matter of operating policy in order to comply with certain applicable State restrictions, but not as a fundamental policy, the Trust will not pledge, mortgage or hypothecate in excess of 10% of a portfolio's total assets taken at market value. Although permitted to do so by its fundamental policies, it is the Trust's current policy not to use financial futures contracts and not to acquire put options nor to invest in warrants (other than warrants acquired as a part of a unit or attached to other securities at the time of purchase) if such warrants (valued at the lower of cost or market) would then exceed five percent of a portfolio's net assets and any such warrants not listed on the New York or American Stock Exchange would exceed two percent of the portfolio's net assets.

Notwithstanding the Trust's fundamental policies, it does not presently intend to borrow (including engaging in reverse repurchase agreement transactions) for investment purposes nor to borrow (including engaging in reverse repurchase agreement transactions) for any purpose in amounts in excess of five percent of a portfolio's total assets. If the Trust were to borrow for the purpose of making additional investments, such borrowing and investment would constitute "leverage." Leverage would exaggerate the impact of increases or decreases in the value of a portfolio's total assets on its net asset value, and thus increase the risk of holding the portfolio's shares. Furthermore, if bank borrowings by the Trust for any purpose exceeded one-third of the value of a portfolio's total assets (net of liabilities other than the bank borrowings), then the Investment Company Act of 1940 would require the portfolio, within three business days, to liquidate assets and commensurately reduce bank borrowings until the borrowing level was again restored to such one-third level. Funds borrowed for leverage purposes would be subject to interest costs which might not be recovered by interest, dividends or appreciation from the respective securities purchases. The Trust might also be required to maintain minimum bank balances in connection with such borrowings or to pay line-of-credit commitment fees or other fees to continue such borrowings; either of these requirements would increase the cost of the borrowing.

In connection with the Trust's limitation on the industry concentration of its investments, domestic banks and their branches may include the domestic branches of foreign banks, to the extent such domestic branches are subject to the same regulations as United States banks; but they will not include the foreign branches of domestic banks, unless the obligations of such foreign branches are unconditionally guaranteed by the domestic parent.

If a portfolio of the Trust alters any of the foregoing current operating policies (relating to financial futures contracts, options, warrants or borrowing), it will notify shareholders of the policy revision at least 30 days prior to its implementation and describe the new investment techniques to be employed. In the implementation of its investment policies the Trust will not consider securities to be readily marketable unless they have readily available market quotations.

The Investment Advisor

Bankers Finance Advisors, LLC, 1655 Fort Myer
Drive, Arlington, Virginia 22209-3108, is the investment adviser to the Trust and is called the "Advisor" throughout this Statement of Additional Information and the Prospectus. The Advisor is responsible for the investment management of the Trust and is authorized to execute the Trust's portfolio transactions, to select the methods and firms with which such transactions are executed, to oversee the Trust's operations, and otherwise to administer the affairs of the Trust as it deems advisable. In the execution of these responsibilities, the Advisor is subject to the investment policies and limitations of the Trust described in the Prospectus and this Statement of Additional Information, to the terms of the Declaration of Trust and the Trust's By-Laws, and to written directions given from time to time by the Trustees.

The Advisor is a Wisconsin limited liability company, wholly owned by Madison Investment Advisors, Inc.
("Madison"), 6411 Mineral Point Road, Madison, Wisconsin. Madison was founded in 1973 and is an independent, registered investment adviser which has numerous advisory clients.

The investment advisory agreement between the Trust, on behalf of the portfolios, and the Advisor is subject to annual review and approval by the Trustees, including a majority of those Trustees who are not "interested persons," as defined in the Investment Company Act of 1940. The investment advisory agreement was approved by shareholders for an initial two year term at a special meeting of each portfolio's shareholders held in July 1996.

The investment advisory agreement may be terminated at any time, without penalty, by the Trustees or, with respect to any series or class of the Trust's shares, by the vote of a majority of the outstanding voting securities of that series or class (see "Organization of the Trust"), or by the Advisor, upon sixty days' written notice to the other party. The investment advisory agreement may not be assigned by the Advisor, and will automatically terminate upon any assignment.

Background of the Advisor. The Advisor was formed in 1996 by Madison for the purpose of providing investment management services to the Mosaic family of mutual funds, including the Trust. The Advisor purchased the investment management assets of the former adviser to the Trust, Bankers Finance Investment
Management Corp on July 31, 1996.  For periods prior to July 31,
1996, references in this Statement of Additional Information and in the Prospectus to the "Advisor" refer to Bankers Finance Investment Management Corp. The Advisor also serves as the investment adviser to Government Investors Trust, Mosaic Income Trust and Mosaic Tax-Free Trust.

Management.  Frank E. Burgess is President, Treasurer and
Director of Madison and Vice President of the Advisor.
Mr. Burgess owns the controlling interest in Madison, which, in turn, controls the Advisor. Mr. Burgess is also a Trustee and Vice President of the Trust. Mr. Burgess holds the same positions with Government Investors Trust, Mosaic Income Trust and
Mosaic Tax-Free Trust. Katherine L. Frank is President and Treasurer of the Advisor and Vice President of Madison. Ms. Frank holds the same positions with Government Investors Trust, Mosaic Income Trust and Mosaic Tax-Free Trust.

Advisory Fee and Expense Limitations. For its services under the investment advisory agreement, the Advisor receives a fee, payable monthly, calculated as 3/4 percent per annum of the average daily net assets of the Mid-Cap Growth, Investors and Balanced Funds during the month and as one percent per annum of the average daily net assets of the Worldwide Growth Fund during the month. Such fees do not decrease as net assets increase. The Advisor may waive or reduce such fees during any period; the Advisor may also reduce such fees on a permanent basis, without any requirement for consent by the Trust or its shareholders, under such terms as it may determine, by written notice thereof to the Trust.

In addition, the Advisor has agreed, in any event, to be responsible for the fees and expenses of the Trustees and officers of the Trust who are affiliated with the Advisor, the rent expenses of the Trust's principal executive office premises, and its various promotional expenses (including the distribution of Prospectuses to potential shareholders). Other than investment management and related expenses, and the foregoing items, the Advisor is not obligated to provide or pay for any other services to the Trust, although it has discretion to elect to do so.

The investment advisory agreement permits the Advisor to make payments out of its fee to other persons. During the fiscal year ended March 31, 1997, the Advisor received fees of $113,760 with respect to the Mid-Cap Growth Fund; and for the fiscal year ended
December 31, 1996, $99,818 with respect to the Investors Fund, and
$91,311 with respect to the Balanced Fund. During the fiscal year ended March 31, 1996, for the Mid-Cap Fund and December 31, 1995 for the Investors and Balanced Funds, the Advisor received advisory fees of $219,111 with respect to the Mid-Cap Growth Fund, $91,637 with respect to the Investors Fund, and $88,169 with respect to the Balanced Fund. During the fiscal years ended March 31, 1995 for the Mid-Cap Fund and December 31, 1994 for the Investors and Balanced Funds, the Advisor received advisory fees of $264,829 with respect to the Mid-Cap Growth Fund, $78,454 with respect to the Investors Fund, and $93,783 with respect to the Balanced Fund. During prior fiscal years the Advisor has waived portions or all of its advisory fees with respect to each of the Trust's portfolios. During the fiscal years ended March
31, 1997 and 1996, the Advisor received advisory fees of $14,176 and $14,252, respectively, with regard to the Worldwide Growth Fund.
No advisory fees were paid with respect to the Worldwide Growth
Fund for periods prior to the fiscal year ended March 31, 1996.

Organization of the Trust

The Trust's Declaration of Trust, dated November 18, 1982, has been filed with the Secretary of State of the Commonwealth of Massachusetts and the Clerk of the City of Boston, Massachusetts. The Prospectuses contain general information concerning the Trust's form of organization and its shares (see "The Trust and Its Shares"), including the series of shares currently authorized.

Series and Classes of Shares. The Trustees may authorize at any time the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional classes of shares within any series (which would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations, methods of share distribution or other unforeseen circumstances) with such preferences, privileges, limitations, and voting and dividend rights as the Trustees may determine. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class (but classes may represent proportionate undivided interests in a series), and would be subject to the liabilities related thereto. The Investment Company Act of 1940 would require the Trust to submit for the approval of the shareholders of any such additional series or class any adoption of an investment advisory contract or any changes in the Trust's fundamental investment policies related to the series or class.

The Trustees may divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate interests in the series. Any assets, income and expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such a manner as they deem fair and equitable. Upon any liquidation of the Trust or of a series of its shares, the shareholders are entitled to share pro-rata in the liquidation proceeds available for distribution. Shareholders of each series have an interest only in the assets allocated to that series.

Voting Rights. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. As of June 26, 1997, the shareholders which held five percent or more of the Mid-Cap Growth Fund were:
Charles Schwab & Co., 101 Montgomery St., San
Fransisco, CA (6%) and Robert Geroch, 12325 Algonquin Road,
Palos Park, IL (5%); of the Investors Fund: none;
of the Balanced Fund, none; and of the Worldwide
Growth Fund: Wenonah Development Company, 1019 Park
Street, Peekskill, NY 10566 (11%).

Shareholder votes relating to the election of Trustees, approval of the Trust's selection of independent auditors and any contract with a principal underwriter, as well as any other matter in which the interests of all shareholders are substantially identical, will be voted upon without regard to series or classes of shares. Matters that do not affect any interest of a series or class of shares will not be voted upon by the unaffected shareholders. Certain other matters in which the interests of more than one series or class of shares are affected, but where such interests are not substantially identical, will be voted upon separately by each series or class affected and will require a majority vote of each such series or class to be approved by it. When a matter is voted upon separately by more than one series or class of shares, it may be approved with respect to a series or class even if it fails to receive a majority vote of any other series or class or fails to receive a majority vote of all shares entitled to vote on the matter.

Because there is no requirement for annual elections of Trustees, the Trust does not anticipate having regular annual shareholder meetings after the initial meeting; shareholder meetings will be called as necessary to consider questions requiring votes by the shareholders. The selection of the Trust's independent auditors will be submitted to a vote of ratification at any annual meetings held by the Trust. Any change in the Declaration of Trust, in the Investment Advisory Agreement (except for reductions of the Advisor's fee) or in the fundamental investment policies of the Trust must be approved by a majority of the affected shareholders before it can become effective. For this purpose, a "majority" of the shares of the Trust means either the vote, at an annual or special meeting of the shareholders, of 67 percent or more of the shares present at such meeting if the holders of more than 50 percent of the outstanding shares of the Trust are present or represented by proxy or the vote of 50 percent of the outstanding shares of the Trust, whichever is less. Voting groups will be comprised of separate series and classes of shares or of all of the Trust's shares, as appropriate to the matter being voted upon.

The Declaration of Trust provides that two-thirds of the holders of record of the Trust's shares may remove a Trustee from office either by declarations in writing filed with the Trust's Custodian or by votes cast in person or by proxy at a meeting called for the purpose. The Trustees are required to promptly call a meeting of shareholders for the purpose of voting on removal of a Trustee if requested to do so in writing by the record holders of at least 10% of the Trust's outstanding shares. Ten or more persons who have been shareholders for at least six months and who hold shares with a total value of at least $25,000 (or 1% of the Trust's net assets, if less) may require the Trustees to assist a shareholder solicitation to call such a meeting by providing either a shareholder mailing list or an estimate of the number of shareholders and approximate cost of the shareholder mailing, in which latter case, unless the Securities and Exchange Commission determines otherwise, the shareholders desiring the solicitation may require the Trustees to undertake the mailing if those shareholders provide the materials to be mailed and assume the cost of the mailing.

Shareholder Liability. Under Massachusetts law, the share-holders of an entity such as the Trust may, under certain circumstances, be held personally liable for its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument, entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereof. Thus the risk of a shareholder incurring financial loss on account of status as a shareholder is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Liability of Trustees and Others. The Declaration of Trust provides that the officers and Trustees of the Trust will not be liable for any neglect, wrongdoing, errors of judgment, or mistakes of fact or law, except that they shall not be protected from liability arising out of willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties to the Trust. Similar protection is provided to the Advisor under the terms of the investment advisory agreement and the services agreement. In addition, protection from personal liability for the obligations of the Trust itself, similar to that provided to shareholders, is provided to all Trustees, officers, employees and agents of the Trust.


Trustees and Officers

The Trustees and executive officers of the Trust and their principal occupations during the past five years are shown below:

Frank E. Burgess*
6411 Mineral Point Road, Madison, WI  53705
Trustee and Vice President

President and Director of Madison Investment
Advisors, Inc., the entity which controls the Advisor. Prior to forming Madison in 1973, he was Assistant Vice President and Trust Officer of M&I Bank of Madison, Wisconsin. Mr. Burgess received his BS from Iowa State University and his law degree from the University of Wisconsin. He is a member of the State Bar of Wisconsin. b. 8/4/42.


Thomas S. Kleppe***
7100 Darby Road, Bethesda, MD 20817
Trustee

Private Investor; formerly Visiting Professor at the University of Wyoming, Secretary of the U.S. Department of the Interior, Administrator of the U.S. Small Business Administration, U.S. Congressman from North Dakota, Vice President and Director of Dain, Kalman & Quail, investment bankers, and President of Gold Seal Co., manufacturers of household cleaning products. Attended Valley City State College of North Dakota. b. 7/1/19.


James R. Imhoff, Jr.***
429 Gammon Place, Madison, WI  53719
Trustee

Chairman and CEO of First Weber Group, Inc. of Madison, WI, a residential real estate company; Chairman of the Wisconsin Real Estate Board of the Department of Regulation and Licensing; Director to the University of Wisconsin School of Business, Center for Urban Land Economics Research; Director of the Park Bank, Wisconsin; formerly President of the Wisconsin Realtors Association and the Greater Madison Board of Realtors and Director of the National Association of Realtors. An alumnus of the Marquette University School of Business. b. 5/20/44.

Lorence D. Wheeler***
P.O. Box 431, Madison, WI  53701
Trustee

President of Credit Union Benefits Services, Inc., a provider of retirement plans and related services for credit union employees nationwide. Previously a shareholder of the law firm of Bell, Metzner & Gierart, SC. Mr. Wheeler received his law degree from the University of Wisconsin.
b. 1/31/38.

Katherine L. Frank
6411 Mineral Point Road, Madison, WI  53705
President

President of Mosaic Investment Funds, Vice President of Madison Investment Advisors, Inc. A graduate of Macalester College, St. Paul, Minnesota.

Julia M.Nelson
1655 Fort Myer Drive, Arlington, VA 22209-3108
Vice President

Vice President of Mosaic Investment Funds.

Jay R. Sekelsky
6411 Mineral Point Road, Madison, WI  53705
Vice President

Vice President of Mosaic Investment Funds and of
Madison Investment Advisors, Inc. Formerly Vice President of Wellington Management Group of Boston, MA.
Mr. Sekelsky holds a BBA in Accounting and an MBA in Finance from the University of Wisconsin.

Christopher C. Berberet
6411 Mineral Point Road, Madison, WI  53705
Vice President

Vice President of Mosaic Investment Funds and of
Madison Investment Advisors, Inc.  Formerly the
Director of Fixed Income Management for the
ELCA Board of Pensions, Minneapolis, MN. A graduate of the University of Wisconsin.

W. Richard Mason
1655 Ft. Myer Drive, Arlington, VA  22209
Secretary

Secretary of Mosaic Investment Funds, Mosaic Investment
Services, Inc., Presidential Savings Bank, FSB and
Presidential Service Corporation.  Formerly Assistant
General Counsel for the Investment Company
Institute. Mr. Mason holds a BS in Foreign Service from Georgetown University and received his law degree from The George Washington University. He is a member of the District of Columbia and Texas bars.

*Trustee deemed to be an "interested person" of the Trust as the term is defined in the Investment Company Act of 1940. Only those persons named in the table of Trustees and officers who are not interested persons of the Trust are eligible to be compensated by the Trust. The compensation of each non-interested Trustee who may be compensated by the Trust has been fixed at $4,000 per year, to be pro-rated according to the number of regularly scheduled meetings each year. Four Trustees' meetings are currently scheduled to take place each year. In addition to such compensation, those Trustees who may be compensated by the Trust shall be reimbursed for any out-of-pocket expenses incurred by them in connection with the affairs of the Trust. Mr. Kleppe will receive annual compensation from the Trust and from the other investment companies managed by the Advisor or Madison (see "the Investment Advisor") totalling $15,000. Mr. Imhoff and Mr. Wheeler will receive annual compensation from the Trust and from other investment companies managed by the Advisor or Madison totalling $18,000 though June 13, 1997, and thereafter will be compensated in the same amount as Mr. Kleppe.

During the last fiscal year of the Trust, the Trustees were compensated as follows:

                                                     Total
                              Pension or             Compensation
                              Retirement             from
                   Aggregate  Benefits   Estimated   Portfolios
                   Compensa-  Accrued as Annual      and Fund
                   tion       part of    Benefits    Complex
                   from       Portfolios Upon        Paid to
                   Portfolios Expense    Retirement  Trustees(a)
Frank E. Burgess           0          0         0              0
Thomas S. Kleppe       1,000          0         0         15,000
James R. Imhoff, Jr.(b)1,000          0         0         18,000
Lorence D. Wheeler(b)  1,000          0         0         18,000

(a) Prior to the effective date of this Statement of Additional Information, the complex was comprised of 4 trusts and three corporations with a total of 16 funds and/or series. As of the effective date of this Statement of Additional Information, the complex is comprised of 4 trusts with a total of 15 funds and/or series.
(b)  Messrs. Imhoff and Wheeler joined the Board of Trustees on
July 31, 1996.

***
Member of the Audit Committee of the Trust. The Audit Committee is responsible for reviewing the results of each audit of the Trust by its independent auditors and for recommending the selection of independent auditors for the coming year.


Under the Declaration of Trust, the Trustees are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as Trustees of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

As of June 27, 1997 the Trustees and officers directly or indirectly owned less than one percent of the outstanding shares in the Mid-Cap and Worldwide Growth Funds, while 7% of the Investors Fund and 1% of the Balanced Fund was held directly or indirectly by the Trustees and officers.

Adminstrative and Other Expenses

Except for certain expenses assumed by the Advisor (see "The Investment Advisor"), the Trust is responsible for payment from its assets of all of its expenses. These expenses can include any of the business or other expenses of organizing, maintaining and operating the Trust. Certain expense items which may represent significant costs to the Trust include the payment of the Advisor's fee; the expense of shareholder accounting, customer services, and calculation of net asset value; the fees of the Custodian, of the Trust's independent accountants, and of legal counsel to the Trust; the expense of registering the Trust and its shares, of printing and distributing prospectuses and periodic financial reports to current shareholders, and of trade association membership; and the expense of preparing shareholder reports, proxy materials and of holding shareholder meetings of the Trust. The Trust is also responsible for any extraordinary or non-recurring expenses it may incur.

Services Agreement. The Trust does not have any officers or employees who are paid directly by the Trust. The Trust has entered into a services agreement with the Advisor for the provision of operational and other services required by the Trust. Such services may include the functions of shareholder servicing agent and transfer agent, bookkeeping and portfolio accounting services, the handling of telephone inquiries, cash withdrawals and other customer service functions including monitoring wire transfers, and providing to the Trust appropriate supplies, equipment and ancillary services necessary to the conduct of its affairs. The Trust is registered with the Securities and Exchange Commission as the transfer agent for its shares and acts as its own dividend-paying agent; while transfer agent personnel and facilities are included among those provided to the Trust under the services agreement, the Trust itself is solely responsible for its transfer agent and dividend payment functions and for the supervision of those functions by its officers.

All such services provided to the Trust by the Advisor are
rendered at a flat percentage fee reviewed and approved at least annually by the Trustees.  Such fee is expected to approximate the cost of providing such services. The term "cost"
includes both direct expenditures and the related overhead
costs, such as depreciation, employee supervision, rent and the like;
reimbursements to the Advisor pursuant to the Services Agreement are in addition to and independent of payments made pursuant to the Investment Advisory Agreement.  The Advisor provides
such services to Mosaic Income Trust, Mosaic Tax-Free Trust and
Mosaic Government Money Market.  The Trust will also pay certain direct expenses (including custody, brokerage, bluesky, legal and audit).  To the extent that costs must be allocated between the Trust and other activities of the Advisor, such allocations may be made on the basis of reasonable approximations calculated by the Advisor and periodically reviewed by the Trustees.

Distribution Agreement. GIT Investment Services, Inc. acts as the Trust's distributor pursuant to a distribution agreement, dated January 11, 1983, without compensation under such agreement. This agreement has an initial term of two years and may thereafter continue in effect only if approved annually by the Trustees, including a majority of those who are not "interested persons," as defined in the Investment Company Act of 1940; the agreement provides for distribution of the Trust's shares without a sales charge to the investor. The distributor may act as the Trust's agent for any sales of its shares, but the Trust may also sell its shares directly to any person. The distributor makes the Trust's shares continuously available to the general public in those states where it has qualified to do so, but has assumed no obligation to purchase any of the Trust's shares. The distributor is wholly owned by A. Bruce Cleveland, its President.

Portfolio Transactions

Decisions as to the purchase and sale of securities for the Trust, and decisions as to the execution of these transactions, including selection of market, broker or dealer and the negotiation of commissions are, where applicable, to be made by the Advisor, subject to review by the officers and Trustees of the Trust.

In general, in the purchase and sale of portfolio securities the Trust will seek to obtain prompt and reliable execution of orders at the most favorable prices or yields. In determining the best price and execution, the Advisor may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with the Advisor, and any statistical, research or other services provided by the dealer to the Advisor, including payment for the use by the Advisor of electronic research services. Research and statistical information regarding securities may be used by the Advisor for the benefit of all members of the Mosaic family of mutual funds and by other clients of Madison. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to the Trust as determined in good faith by the Advisor.

Brokers or dealers who execute portfolio transactions for the
Trust may also sell its shares; however, any such sales will not be either a qualifying or disqualifying factor in the selection of brokers or dealers. During its three most recent fiscal years the Trust paid aggregate brokerage commissions as follows: $132,000 for the fiscal year ending March 31, 1997; $156,680 for the fiscal year ending March 31, 1996; and $126,777 for the fiscal year ending March 31, 1995.

The Advisor anticipates that brokerage transactions involving securities of foreign companies will be conducted primarily on the markets or stock exchanges in which such companies are located. Such markets or exchanges are generally subject to less governmental supervision and regulation than those in the U.S. Brokerage costs for purchase and sale of such foreign securities may be higher than costs for domestic securities and such costs may be non-negotiable. Foreign security trading practices, including settlement procedures where Trust assets may be released prior to payment, may expose the portfolios invested in foreign securities to increased risk.

The Trust reserves the right to purchase portfolio securities through an affiliated broker, when deemed in the Trust's best interests by the Advisor, provided that: (1) the transaction is in the ordinary course of the broker's business; (2) the transaction does not involve a purchase from another broker or dealer; (3) compensation to the broker in connection with the transaction is not in excess of one percent of the cost of the securities purchased; and (4) the terms to the Trust for purchasing the securities, including the cost of any commissions, are not less favorable to the Trust than terms concurrently available from other sources. Any compensation paid in connection with such a purchase will be in addition to fees payable to the Advisor under the investment advisory agreement. The Trust does not anticipate that any such purchases through affiliates will represent a significant portion of its total activity; no such transactions took place during the Trust's most recent fiscal year.

The Trust does not expect to engage in a significant amount of short-term trading, but securities may be purchased and sold in anticipation of market fluctuations, as well as for other reasons. The Trust anticipates that annual portfolio turnover for each of its portfolios generally will not exceed 100%, but the actual turnover rate will not be a limiting factor if the Trust deems it desirable to conduct purchases and sales of portfolio securities. Reference should be made to the Prospectuses for actual rates of portfolio turnover (see "Financial Highlights").

Shareholder Transactions

The Prospectuses describe the basic procedures for investing in the Trust (see "How to Purchase and Redeem Shares"). The following information concerning other investment procedures is presented to supplement the information contained in the Prospectuses.

Shareholder Service Policies. The Trust's policies concerning shareholder services are subject to change from time to time.

Minimum Initial Investment and Balance. The Trust reserves the right to change its minimum initial investment requirement or the minimum account size below which an account is subject to a monthly service charge, or involuntary closing by the Trust. The Trust may also institute a minimum amount for subsequent investments, if it so chooses, by 30 days written notice to its shareholders.

Special Service Charges. The Trust further reserves the right, after 30 days written notification to shareholders, to impose special charges for services provided to individual shareholders that are not regularly afforded to shareholders generally. Such service charges may include but are not limited to special custodian bank processing charges such as fees for stop payment orders and returned checks. The Trust's standard service charges are also subject to adjustment from time to time.

Subaccounting Services. The Trust offers subaccounting services to institutions. The Trustees reserve the right to determine from time to time such guidelines as they deem appropriate to govern the level of subaccounting service that can be provided to individual institutions in differing circumstances. Normally, the Trust's minimum initial investment to open an account will not apply to subaccounts; however, the Trust reserves the right to impose the same minimum initial investment requirement that would apply to regular accounts, if it deems that the cost of carrying a particular subaccount or group of subaccounts is otherwise likely to be excessive. The Trust may provide and charge for sub-accounting services which it determines exceed those services which can be provided without charge. The availability and cost of such additional services will be determined in each case by negotiation between the Trust and the parties requesting the additional services. The Trust is not presently aware of any such services for which a charge will be imposed.

Crediting of Investments. The Trust reserves the right to reject any investment in the Trust for any reason and may at any time suspend all new investment in the Trust. The Trust may also, in its discretion or at the instance of the Advisor, decline to give recognition as an investment to funds wired for credit to any account, until such funds are actually received by the Trust. Under present federal regulatory guidelines, the Advisor may be responsible for any losses resulting from changes in the Trust's net asset values which are incurred by the Trust as a result of failure to receive funds from an investor to whom recognition for investment was given in advance of receipt of payment.

If shares are purchased to be paid for by wire and the wire is not received by the Trust or if shares are purchased by a check which, after deposit, is returned unpaid or proves uncollectible, then the share purchase may be canceled immediately. The shareholder that gave notice of the intended wire or submitted the check will be held fully responsible for any losses so incurred by the Trust, the Advisor or the distributor. As a condition of the Trust's public offering, (which the shareholder will be deemed to have agreed by submitting an order for the purchase of the Trust's shares) the distributor shall have the shareholder's power of attorney coupled with an interest, authorizing the distributor to redeem sufficient shares from any fund of the shareholder for which it acts as a principal underwriter or distributor, or to liquidate sufficient other assets held in any brokerage account of the shareholder with the distributor, and to apply the proceeds thereof to the payment of all amounts due to the Trust from the shareholder arising from any such losses. Any such redemptions or liquidations will be limited to the amount of the actual loss incurred by the Trust at the time the share purchase is canceled and will be preceded by notice to the shareholder and an opportunity for the shareholder to make restitution of the amount of the loss. The Trust will retain any profits resulting from such cancellations or redemptions and, if the purchase payment was by a check actually received, will absorb any such losses unless they prove recoverable.

Funds Received by Wire. Wires are normally converted into shares in the Trust at the net asset value next determined, provided the Trust is notified of the wire.

Checks. Checks drawn on foreign banks will not be considered received until the Trust has actual receipt of payment in U.S. dollars after submission of the check for collection; collection of such checks through the international banking system may require 30 days or more.

Purchase Orders From Brokers.  An order to purchase shares which is received by the Trust from a securities broker will be considered received in proper form for the net asset value per share determined as of the close of the
New York Stock Exchange on the day of the order, provided the broker received the order from its customer prior to that time and transmitted it to the Trust prior to 4 p.m. Washington, DC time. Shareholders who invest in the Trust through a broker may be charged a commission for the handling of the transaction, if the broker so elects.  A shareholder may deal directly
with the Trust without a fee.

Share Redemptions

The value of shares redeemed will be determined according to the share net asset value next calculated after the request has been received in proper form. (See "Determination of Net Asset Value.") Thus, any such request received in proper form prior to the close of the New York Stock Exchange (normally 4 p.m. Washington, DC time) on a business day will reflect the net asset value calculated at that time; later withdrawal requests will be processed to reflect the share net asset value figure calculated on the next day the calculation is made. The Trust calculates net asset values each day the New York
Stock Exchange is open for trading.

Net asset value determinations will apply as of the day the redemption order is submitted in proper form. A redemption request may not be deemed to be in proper form unless a signed account application has been submitted to the Trust by the shareholder or such an application is submitted with the redemption request. Shareholders should be aware that it is possible, should the share net asset value of the respective portfolio fall as a result of normal market value changes, that amounts available for withdrawal from an account could be less than the amount of the original investment.

The Trust will use its best efforts in normal circumstances to handle redemptions within the times previously given. However, it may, for any reason, suspend the right of redemption or postpone payment for any shares in the Trust for any period up to seven days. The Trust's sole responsibility with regard to redemptionsshall be to process, within the aforementioned time period, redemption requests in proper form. Neither the Trust, its affiliates, nor the Custodian can accept responsibility for any act or event which has the effect of delaying or preventing timely transfers of payment to or from shareholders. By law, payment for shares in the Trust may be suspended or delayed for more than seven days only during any period when the New York Stock Exchange is closed, other than customary weekend and holiday closings; when trading on such Exchange is restricted, as determined by the Securities and Exchange Commission; or during any period when the Securities and Exchange Commission has by order permitted such suspension.

Unless the shareholder's current address is on file with the Trust on the original account application or by means of subsequent written notice signed by the authorized signers for the account, the Trust may require signed written instructions to process redemptions and account closings. In response to verbal requests, however, redemption proceeds will normally be mailed to the shareholder at the address shown on the Trust's records, provided an original signed application has been received. When an account is closed, the Trust reserves the right to make payment by check of any final dividends declared to the date of the redemption to close the account, but not yet paid, on the same day such dividends are paid to other shareholders, rather than at the time the account is closed. Payments of redemption proceeds may normally be wired in response to verbal requests by any party in accordance with preauthorized written wire instructions.

Inter-Fund Exchanges. Funds exchanged between shareholder accounts will earn dividends on the account being credited beginning with the day the exchange is made. All exchanges will be effected at the net asset value per share of the respective accounts next determined after the exchange request is received in proper form.
If an exchange is to be made between investor accounts that are not held in the same name and tax identification number or do not have the same mailing address or signatories, then the Trust may require any transfer between them to be made by making a withdrawal from one account and a corresponding investment in the other using the same procedures that would apply to any other withdrawal or investment.

The Trust reserves the right, when it deems such action necessary to protect the interests of its shareholders, to refuse to honor withdrawal requests made by individuals purporting to act with the authority of another person or on behalf of a corporation or other legal entity or whose identity has not been established to the Trust's satisfaction. Each such individual must provide a corporate resolution or other appropriate evidence of his authority or identity satisfactory to the Trust. The Trust reserves the right to refuse any third party redemptions.

If, in the opinion of the Trustees, extraordinary conditions exist which make cash payments undesirable, payments for any shares redeemed may be made in whole or in part in securities and other property of the Trust; except, however, that the Trust has elected, pursuant to rules of the Securities and Exchange Commission, to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of one percent of the aggregate net assets of the Trust or $250,000. Any property of the Trust distributed to shareholders will be valued at its net asset value. In disposing of any such property received from the Trust, an investor might incur commission costs or other transaction costs; there is no assurance that an investor attempting to dispose of any such property would actually receive the full net asset value for it. Except as described herein, however, the Trust intends to pay for all share redemptions in cash.

Retirement Plans

General information on retirement plans offered by the Trust is provided in the Prospectus (see "Retirement Plans").
Additional information concerning these retirement plans is provided below.

IRAs. The minimum initial contribution for an IRA plan with the Trust is $500. Spousal IRAs are accepted by creating two accounts, one for each spouse. For IRAs opened in connection with a payroll deduction or SEP plan, the Trust may waive the initial investment minimum on a case-by-case basis.

The Trust's annual account maintenance fee is deducted from the account at the end of each year or at the time of the account's closing unless prepaid by the shareholder.

Other Retirement Plans or Retirement Plan Accounts. The Trust does not intend to impose any monthly minimum balance charge with respect to retirement plan accounts. The Trust offers prototype Keogh, SEP IRA, SIMPLE, 401(k) and 403(b) retirement plans. The Trust may waive the initial investment minimum for prototype or other retirement plan accounts on a case by case basis.

Declaration of Dividends

Substantially all of the Trust's accumulated net investment income will be declared as dividends and distributed to the shareholders of the Worldwide Growth, Mid-Cap Growth and Investors Funds once a year at the end of the Trust's December 31 fiscal year. The Trust intends to declare and pay regular Balanced Fund dividends quarterly. The amount of the Trust's net investment income will reflect the Trust's dividend income, any premiums earned for writing call options, any interest income (plus any discount earned less premium amortized), less expenses accrued with respect to each portfolio for the period. All items of income and expense which apply solely to one of the Trust's portfolios will be wholly allocated to that portfolio; such items which are not clearly applicable to one portfolio will be allocated between portfolios pro-rata on the basis of their relative net assets or upon such other basis as the Trustees determine is equitable.

Net capital gains, if any, will be declared as a capital gains dividend on or before December 31.

Any declaration of dividends with respect to a portfolio is dependent upon the level of income and capital gains earned by the portfolio during the fiscal year. No historical rate of dividend payments will be indicative of future dividends.

Notice of dividends will be mailed to each shareholder when the dividends are paid; for tax purposes each shareholder will also receive an annual summary of dividends paid by the Trust and the extent to which they constitute capital gains dividends (see "Additional Tax Matters").

Determination of Net Asset Value

The net asset value of each portfolio of the Trust, and of the respective shares, is calculated once each day the New York Stock
Exchange is open for trading. The net asset value of the Trust is not calculated on New Year's Day, the observance of Washington's
Birthday (President's Day), Good Friday, the observance of Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and on other days the New York Stock Exchange is closed for trading.
The net asset value calculation is made as of the close of the New York Stock Exchange, as described in the Prospectus.

Net asset value per share of each portfolio is determined by adding the value of all its securities and other assets, subtracting its liabilities and dividing the result by the total number of outstanding shares that represent an interest in the portfolio. These calculations are performed by the Trust and for its account, pursuant to the Services Agreement (see "Administrative and Other Expenses"). The Trust does not charge a "sales load," and accordingly its shares are both offered and redeemed at net asset value.

Securities traded on a securities exchange are valued at their closing sales price on the principal market on which such securities are traded, if available, and if not available, such securities are valued at the mean between the bid and ask prices. Other securities for which current market quotations are readily available are valued at the mean between their bid and ask prices; securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by the Trustees. The Trustees may authorize reliance upon an independent pricing service for the determination of securities values. An independent pricing service may price securities with reference to market transactions in comparable securities and to historical relationships among the prices of comparable securities; such prices may also reflect an allowance for the impact upon prices of the larger transactions typical of trading by institutions. The Trust's shares will be priced by rounding their value to the nearest one-tenth of one cent.

Valuation of Covered Call Options. When call options are written, the premium received is reflected on the Trust's books as a cash asset offset by a deferred credit liability, so the premium has no impact on net asset value at that time. The deferred credit amount is then marked to the market value of the outstanding option contract daily. If the option contract is exercised, the Trust reflects a sale of the appropriate securities (which may be either the underlying portfolio securities or corresponding securities purchased in the open market to deliver against the option contract) at a price equal to the option strike price plus the option premium received, and the deferred credit liability is then extinguished. If the option expires without being exercised (or if it is offset by a closing purchase transaction), then the Trust recognizes the deferred credit as a gain (reduced by the cost of any closing purchase transaction).

Additional Tax Matters

Shareholders are urged to consult their tax advisors regarding the application of foreign, federal, state and local taxes to an investment in the Trust. The following is a general and abbreviated summary of the applicable statutes and regulations currently in effect. These rules are subject to legislative and administrative change which may be prospective or retroactive.

To qualify as a "regulated investment company" and avoid Trust-level federal income tax under the Internal Revenue Code (the "Code"), each Trust portfolio must, among other things, distribute 100% of its net income and net capital gains in the fiscal year in which it is earned.
The Code also requires the distribution of at least 98% of net income for the calendar year and capital gains determined as of October 31 each year before the calendar year end in order to avoid a 4% excise tax. Each portfolio intends to distribute all taxable income to the extent it is realized and avoid imposition of Federal income and excise taxes.

To qualify as a regulated investment company under the Code, each Trust portfolio must derive at least 90% of its gross income from dividends, interest, gains from the sale or disposition of securities, and certain other types of income, and derive less than 30% of its gross income from the sale or disposition of securities held for less than three months. Should a portfolio fail to qualify as a "regulated investment company" under the Code, the portfolio would be taxed as a corporation with no allowable deduction for the distribution of dividends.

Shareholders of the portfolio, however, will be subject to federal income tax on any ordinary net income and net capital gains realized by the portfolio and distributed to shareholders as regular or capital gains dividends, whether distributed in cash or in the form of additional shares. Generally, dividends declared by a portfolio during October, November or December of any calendar year and paid to shareholders prior to February 1 of the following year will be treated for tax purposes as received in the year the dividend was declared. Since normally at least
65% of each portfolio's assets (except the Balanced Fund) will be invested in equity securities, some of which may pay eligible dividends, a substantial portion of the regular dividends paid by the portfolio is expected to be eligible for the dividends received deduction for corporate shareholders (70% of dividends received).

Foreign securities held by a portfolio may be subject to withholding or taxation by foreign governments on their interest or dividends. Such withholding or taxation may be reduced or eliminated by tax conventions between certain countries and the U.S. However, as long as more than 50% of the value of any portfolio's assets at the close of a taxable year consists of securities of foreign corporations, the Trust may elect to treat its shareholders as having paid the foreign tax directly, and not deduct the taxes itself. If such an election is made, these shareholders will be required to include their proportionate share of such withholding or taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, use them as foreign tax credits against their U.S. income taxes. The Trust will annually report to shareholders the amount per share of foreign withholding or taxes paid by their portfolio, if applicable. The Trust cannot assure shareholders that they will be eligible for the foreign tax credit.

The Advisor does not anticipate that any portfolio will invest in securities issued by a passive foreign investment company ("PFIC"). For federal income tax purposes, a PFIC is any foreign corporation where 75% or more of its gross income for the taxable year is passive income (foreign personal holding company income as defined in Section 954(c) of the Code), or the average percentage of its assets (by value) held by the corporation which produce passive income or which are held for the production of passive income is at least 50%. Foreign securities held by any portfolio nevertheless may be determined to be issued by a PFIC. In the event of such classification, the portfolio holding PFIC securities may be subject to a liability for interest on taxes deferred as a result of the PFIC's failure to distribute dividends. This liability could reduce the portfolio's net asset value and total performance. In the event any portfolio is determined to hold PFIC securities, the Advisor may make any reasonable election permitted by Treasury regulations regarding PFIC securities.

Shareholders who fail to comply with the interest and dividends "backup" withholding provisions of the Code (by filing Form W-9 or its equivalent, when required) or who have been determined by the Internal Revenue Service to have failed to properly report dividend or interest income, may be subject to a 31% withholding requirement on transactions with the Trust.

For tax purposes, the Trust will send shareholders an annual notice of dividends paid during the prior year. Investors are advised to retain all statements received from the Trust to maintain accurate records of their investment. Shareholders of each portfolio of the Trust will be subject to federal income tax on the net capital gains, if any, realized by each portfolio and distributed to shareholders as capital gains dividends. Shareholders should carefully consider the tax implications of buying the Trust's shares just prior to declaration of a regular or capital gains dividend. Prior to the declaration, the value of the distribution will be reflected in net asset value per share and thus will be paid for by the shareholder when the shares are purchased; when the dividend is declared the amount to be distributed will be deducted from net asset value, lowering the value of the shareholder's investment by the same amount, but the shareholder nevertheless will be taxed on the amount of the dividend without any offsetting deduction for the drop in share value until the shares are ultimately redeemed. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gains dividend received.

The Trust reserves the right to involuntarily redeem any of its shares if, in its judgment, ownership of the Trust's shares has or may become so concentrated as to make the Trust a personal holding company under the code.

State and Local Taxes. Dividends paid by the Trust are generally expected to be subject to any state or local taxes on income. Shareholders should consult their tax advisers about the status of distributions from the Trust in their own tax jurisdictions.

Total Return Calculations

In order to provide a basis for comparisons of the Trust's portfolios with similar funds, with comparable market indices, and with investments such as savings accounts, savings certificates, taxable and tax-free bonds, common stocks, money market funds and money market instruments, the Trust calculates total return for each of its portfolios.

Total Return. Average annual total return is calculated by finding the compounded annual rate of return over a given period that would be required to equate an assumed initial investment in the portfolio to the ending redeemable value the investment would have had at the end of the period, raking into account the effect of the changes in the portfolio's share price during the period and any recurring fees charged to shareholder accounts, and assuming the reinvestment of all dividends and other distributions at the applicable share price when they were paid. Non-annualized aggregate total returns may also be calculated by computing the simple percentage change in value that equates an assumed initial investment in the portfolio with its redeemable value at the end of a given period, determined in the same manner as for average annual total return calculations.

Representative Total Return Quotations. The following representative total return quotations for the Investors
Fund and the Balanced Fund represent the performance of their economic predecessors, Bascom Hill
Investors, Inc. and Bascom Hill BALANCED Fund, Inc.
For the year ended June 30, 1997, the average annualized total return of the Mid-Cap Growth Fund was 10.68%; of the Investors Fund was 29.59%; of the Balanced
Fund was 22.08%; and of the Worldwide Growth Fund was 21.97%. For the period beginning April 16, 1993
(commencement date and public offering) through December
31, 1996, the average annualized total return for the Worldwide
Growth Fund was 8.95%.  For the calendar quarter ending
June 30, 1997 the non-annualized aggregate total return of the Mid-Cap Growth Fund was 15.03%;
of the Investors Fund was 12.96%; of the Balanced
Fund was 9.68%; and of the Worldwide Growth Fund was 13.37%.

For the year-to-date ending June 30, 1997 the non-annualized aggregate total return of the Mid-Cap Growth Fund was 6.78%; of the Investors Fund was 14.47% ; of the Balanced Fund was 10.62%; and of the Worldwide Growth Fund was 21.83%.

The 10-year average annualized total return through June 30, 1997, and the 5-year average annualized total return of the Mid-Cap Growth Fund through such date was 8.68% and 11%, respectively. Its non-annualized aggregate total return for ten years and since inception on July 21, 1983 were 129.83% and 347.55%, respectively.

The 10-year average annualized total return through June 30, 1997 and the 5-year average annualized total return of the Investors Fund through such date was 10.79% and 16.51%, respectively, and its non-annualized aggregate total returns for ten years and since inception on November 1, 1978 were 178.67% and 1,186.13%, respectively.

The 10-year average annualized total return through June 30, 1997 and the 5-year average annualized total return of the Balanced Fund through such date was 9.68% and 12.68%, respectively, and its non-annualized aggregate total returns for ten years and since inception on December 18, 1986 were 152.03% and 159.71%, respectively.

The aggregate total return since inception on April 16, 1993 through June 30, 1997 for the Worldwide Growth Fund was
42.10%.

Performance Comparisons. From time to time, in advertisements or in reports to shareholders and others, the Trust may compare the performance of its portfolios to that of recognized market indices or may cite the ranking or performance of its portfolios as reported in recognized national periodicals, financial newsletters, reference publications, radio and television news broadcasts, or by independent performance measurement firms.

The Trust may also compare the performance of its portfolios to that of other funds managed by the same Advisor. It may compare its performance to that of other types of investments, substantiated by representative indices and statistics for those investments.

Market indices which may be used include those compiled by major securities firms, such as Salomon Brothers, Shearson Lehman Hutton, the First Boston Corporation, and Merrill Lynch; other indices compiled by securities rating or valuation services, such as Ryan Financial Corporation and Standard and Poor's Corporation may also be used. Periodicals which report market averages and indices, performance information, and/or rankings may include:
The Wall Street Journal, Investors Daily, The New York Times, The Washington Post, Barron's, Financial World Magazine, Forbes Magazine, Money Magazine, Kiplinger's Personal Finance, and the Bank Rate Monitor. Independent performance measurement firms include Lipper Analytical Services, Inc., Frank Russell Company, SCI and CDA Investment Technologies.

In addition, a variety of newsletters and reference publications provide information on the performance of mutual funds, such as the Donoghue's Money Fund Report, No-Load Fund Investor, Wiesenberger Investment Companies Service, the Mutual Fund Source Book, the Mutual Fund Directory, the Switch Fund Advisory, Mutual Fund Investing, the Mutual Fund Observer, Morningstar, and the Bond Fund Survey. Financial news is broadcast by the Financial News Network, Cable News Network, Public Broadcasting System, and the major television networks as well as by numerous independent radio and television stations.

The Trust may also disclose the contents of each of its portfolios as frequently as daily in advertisements and elsewhere.

Lipper Analytical Services, Inc. measures the performance of the Mid-Cap Growth Fund compared to mutual funds with total net assets ranging from $25 million to $50 million categorized as "Mid-Cap Company Growth funds"; the performance of the Equity Income Fund is compared to mutual funds with total net assets ranging from $0.1 million to $10 million categorized as "Balanced funds"; and the performance of the Investors
Fund is compared to mutual funds with total net assets ranging from $0.1 million to $10 million categorized as "Growth funds." As of the date of this Statement of Additional Information, the Worldwide Growth Fund is expected to be compared to mutual funds categorized as "Emerging Markets funds." If any of these categories should be changed by Lipper Analytical Services, Inc., including the final categorization of the Worldwide Growth Fund, comparisons will be made thereafter based on the revised categories.

It should be noted that the investment results of the Trust's portfolios will tend to fluctuate over time, so historical total returns should not be considered representations of what an investment may earn in any future period. Actual distributions to shareholders will tend to reflect changes in portfolio income, and will also depend upon the level of the Trust's expenses, realized or unrealized investment gains and losses, and the relative results of the Trust's investment policies. Thus, at any point in time future total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.

Custodians and Special Custodians

StarBank, N.A., 425 Walnut Street, Cincinnati, OH 45202, is Custodian for the cash and securities of the Trust. The Custodian maintains custody of the Trust's cash and securities, handles its securities settlements and performs transaction processing for cash receipts and disbursements in connection with the purchase and sale of the Trust's shares.

The Trust may appoint as Special Custodians, from time to time, certain banks, trust companies, and firms which are members of the New York Stock Exchange and trade for their own account in the types of securities purchased by the Trust. Such Special Custodians will be used by the Trust only for the purpose of providing custody and safekeeping services of relatively short duration for designated types of securities which, in the opinion of the Trustees or of the Advisor would most suitably be held by such Special Custodians rather than by the Custodian. In the event any such Special Custodian is used, it shall serve the Trust only in accordance with a written agreement with the Trust meeting the requirements of the Securities and Exchange Commission for custodians and approved and reviewed at least annually by the Trustees, and, if a securities dealer, only if it delivers to the Custodian its receipt for the safekeeping of each lot of securities involved prior to payment by the Trust for such securities.

The Trust has approved the appointment by the Custodian of certain eligible foreign custodians to serve as Special Custodians to hold foreign securities as necessary. These eligible custodians have entered into a written agreement with the Custodian for this purpose. The written agreement and the eligible foreign custodians are approved annually by the Trustees.

The Trust may also maintain deposit accounts for the handling of cash balances of relatively short duration with various banks, as the Trustees or officers of the Trust deem appropriate, to the extent permitted by the Investment Company Act of 1940.

Legal Matters and Independent Auditors

DeWitt Ross & Stevens, S.C., 8000 Excelsior Drive, Madison,
Wisconsin, 53708, acts as legal counsel to the Trust.
Sullivan & Worcester LLP, 1025 Connecticut Avenue, NW,
Washington, DC, 20036, acts as review counsel to the Trust's independent Trustees.

Ernst & Young LLP, 1225 Connecticut Avenue, NW, Washington, DC
20036 serves as independent auditors to the Trust.

From time to time the Trust may be or become involved in litigation in the ordinary conduct of its business. Material items of litigation having consequences of possible or unspecified damages, if any, are disclosed in the notes to the Trust's financial statements (see "Financial Statements and Report of Independent Auditors)."

Additional Information

The Trust issues semi-annual and annual reports to its shareholders and may issue other reports, such as quarterly reports, as it deems appropriate; the annual reports are audited by the Trust's independent auditors.

Statements contained in this Statement of Additional Information and in the Prospectuses as to the contents of contracts and other documents are not necessarily complete. Investors should refer to the documents themselves for definitive information as to their detailed provisions. The Trust will supply copies of its Declaration of Trust and By-Laws to interested persons upon request.

The Trust and shares in the Trust have been registered with the Securities and Exchange Commission in Washington, DC, by the filing of a registration statement. The registration statement contains certain information not included in the Prospectuses or not included in this Statement of Additional Information and is available for public inspection and copying at the offices of such Commission.

Financial Statements and Report of Independent Auditors

Audited Financial Statements for the Trust, together with the Report of Ernst & Young LLP, Independent Auditors for the fiscal year ended March 31, 1997, appear in the respective Annual Report to shareholders for the Trust for the fiscal year ended March 31, 1997, which is incorporated herein by reference.

Audited Financial Statements for Bascom Hill Investors, Inc. and
Bascom Hill BALANCED Fund, Inc., the economic survivors of the mergers with the Investors Fund and Balanced Fund, respectively, together with the reports of Williams, Young & Associates, LLC, Independent Auditors for their fiscal years ended December 31, 1996, appear in the respective Annual Report to Shareholders for such funds for the fiscal year ended December 31, 1996, incorporated herein by reference. They have been filed with the SEC and are furnished to investors with this Statement of Additional Information.

Excluded from such incorporation by reference is the Trust's letter to shareholders appearing in each semi-annual Report.
Such Report has been filed with the Securities and Exchange Commission and the latest Annual Report is furnished to investors in such portfolios with this Statement of Additional Information. Additional copies of such Annual Report are available upon request at no charge by writing or calling the Trust at the address and telephone number shown on the cover page.

Part C
July 31, 1997
Mosaic Equity Trust
Cross Reference Sheet
Pursuant to Rule 495(a)

24(a) Financial Statements

Included in Part A:  Financial Highlights

Included in Part B:  Filed with the Securities and Exchange
Commission pursuant to Section 30 of the Investment Company
Act of 1940 on June 5, 1997, and incorporated herein by reference is the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 1997.

Included in such Reports to Shareholders are: Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Fund of
Investments, Notes to Financial Statements and Report of Ernst
& Young LLP, Independent Auditors.

Included in Part C:  Consent of Independent Auditors

24(b) Exhibits

Exhibit No.    Description of Exhibit

     1        Declaration of Trust* #
      2        By-Laws* #
      3        Not Applicable
      4        Not Applicable
      5        Investment Advisory Agreement*
      6        Distribution Agreement*
      7        Not Applicable
      8        Custodian Agreement with Fee Schedule*
      9        Services Agreement*
     10        Consent of Counsel*
     11        Consent of Independent Auditors (Filed Herewith)
     12        Not Applicable
     13        Not Applicable
     14        Prototype Retirement Plan*
     15        Not Applicable
     16        Computation of Performance Data (Filed Herewith)
     17        Financial Data Schedules (Filed Herewith)
     18        Not Applicable

* Previously filed by Mosaic Equity Trust.
# An EDGAR version is filed herewith.

25.	Persons Controlled by or Under Common Control with Registrant.

None

26.	Number of Holders of Securities.

The number of holders of record of securities of the Registrant as of March 12, 1997 is as follows:

Title of Class              Number of Holders of Record

Shares of Beneficial Interest           3,009

27.	Indemnification

Previously Filed

28.	Business and Other Connections of Investment Advisor effective
July 24, 1997.

     Name           Position with     Other Business
                       Advisor

Frank E. Burgess    Director       President and Director of
                                   Madison Investment Advisors,
                                   Inc., 6411 Mineral Point
                                   Road, Madison, WI  53705

Katherine L. Frank  President      Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

Jay R. Sekelsky     Vice President Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

Chris Berberet      Vice President Vice President of Madison
                                   Investment Advisors, Inc.
                                   6411 Mineral Point
                                   Road, Madison, WI  53705

W. Richard Mason    Secretary      Secretary of Presidential
                                   Savings Bank, FSB and
                                   Presidential Service
                                   Corporation, 4600 East-West
                                   Highway, Bethesda, MD
                                   20814; Secretary of Mosaic
                                   Investment Services, Inc.
                                   of the same
                                   address as the Trust.

Julia M. Nelson    Vice President  None

29.	Principal Underwriters

(a) GIT Investment Services, Inc., the principal underwriter of the Trust, also acts as principal underwriter to Government
Investors Trust, Mosaic Tax-Free Trust and Mosaic Income Trust.

(b)

Name and Principal  Position and Offices  Position and Offices
Business Address    with Underwriters     with Registrant

A. Bruce Cleveland  Chairman, President   None
1655 Ft. Myer Dr.
Arlington, VA 22209

W. Richard Mason    Secretary             Secretary
1655 Ft. Myer Dr.
Arlington, VA 22209

(c)  Not Applicable

30.  Location of Accounts and Records

The books, records and accounts of the Registrant will be maintained at 1655 Ft. Myer Drive, Arlington, VA 22209, at which address are located the offices of the Registrant and of Bankers Finance Investment Management Corp. Additional records and documents relating to the affairs of the Registrant are maintained by the Star Bank, N.A. of Cincinnati, OH, the Registrant's Custodian, at the Custodian's offices located at 425 Walnut Street, Cincinnati, OH 45202. Pursuant to the Custodian Agreement (see Article IX, Section 12), such materials will remain the property of the Registrant and will be available for inspection by the Registrant's officers and other duly authorized persons. Certain records may be maintained at the offices of the Advisor's parent, Madison Investment Advisors, Inc., 6411 Mineral Point Road, Madison, WI 53705.

31.  Management Services

Discussed in Parts A and B

32.  Undertakings

(a)  Not Applicable

(b)  Not Applicable

(c) The Registrant shall furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest
Annual Report to shareholders upon such person's request and without charge.

                           Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the County of Arlington, Commonwealth of Virginia, on the 30 day of July, 1997.

                              Mosaic Equity Trust

By: (signature)
                              Katherine L. Frank
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                              Trustee                (Date)
Frank E. Burgess*

                                Trustee
Lorence Wheeler*                                     (Date)


                                Trustee
Thomas S. Kleppe *                                   (Date)


                                Trustee
James Imhoff*                                        (Date)


*(Signature),      Attorney-In-Fact,         7/30/97
John Rashke, Esquire


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